UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23511

Name of Fund:  BlackRock ETF Trust II
iShares Securitized Income Active ETF
iShares Mortgage-Backed Securities Active ETF

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2026

Date of reporting period: 04/30/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares Mortgage-Backed Securities Active ETF

MBBA | Cboe BZX Exchange

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Mortgage-Backed Securities Active ETF (the “Fund”) for the period of October 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage-Backed Securities Active ETF	$26	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

How did the Fund perform last year?

  For the period beginning May 1, 2025 and ended April 30, 2026, the Fund returned 6.04%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.06% and the Bloomberg U.S. MBS Index returned 5.56%.

What contributed to performance?

Positive contributions to the Fund’s performance were led by out-of-benchmark allocations including structured securities such as fixed rate and floating rate agency collateralized mortgage obligations as well as interest-only and inverse interest-only agency mortgage derivatives. In addition, high quality securitized assets such as AAA-rated single-asset, single-borrower commercial mortgage-backed securities posted strong positive returns over the period. Relative value trades designed to benefit from the yield spread of agency mortgage-backed securities relative to Treasuries also proved additive.

What detracted from performance?

Positioning with respect to interest rates detracted, most notably a modest overweight to the 2-year and 5-year segments of the yield curve. Security selection within agency MBS also detracted from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,013	$10,003	$10,013
Jun 16	$10,076	$10,182	$10,094
Jul 16	$10,090	$10,247	$10,115
Aug 16	$10,114	$10,235	$10,127
Sep 16	$10,137	$10,229	$10,154
Oct 16	$10,118	$10,151	$10,128
Nov 16	$9,978	$9,911	$9,954
Dec 16	$9,971	$9,925	$9,954
Jan 17	$9,954	$9,944	$9,951
Feb 17	$10,010	$10,011	$9,998
Mar 17	$9,991	$10,006	$10,001
Apr 17	$10,045	$10,083	$10,066
May 17	$10,092	$10,160	$10,129
Jun 17	$10,035	$10,150	$10,088
Jul 17	$10,074	$10,194	$10,134
Aug 17	$10,137	$10,285	$10,208
Sep 17	$10,137	$10,236	$10,185
Oct 17	$10,124	$10,242	$10,182
Nov 17	$10,098	$10,229	$10,167
Dec 17	$10,098	$10,276	$10,200
Jan 18	$9,987	$10,158	$10,081
Feb 18	$9,919	$10,061	$10,015
Mar 18	$9,968	$10,126	$10,079
Apr 18	$9,933	$10,051	$10,028
May 18	$10,005	$10,122	$10,098
Jun 18	$10,003	$10,110	$10,103
Jul 18	$10,001	$10,112	$10,092
Aug 18	$10,065	$10,177	$10,153
Sep 18	$10,000	$10,112	$10,091
Oct 18	$9,911	$10,032	$10,027
Nov 18	$10,007	$10,092	$10,118
Dec 18	$10,145	$10,277	$10,301
Jan 19	$10,241	$10,386	$10,383
Feb 19	$10,238	$10,380	$10,374
Mar 19	$10,359	$10,580	$10,525
Apr 19	$10,358	$10,582	$10,518
May 19	$10,480	$10,770	$10,654
Jun 19	$10,600	$10,906	$10,731
Jul 19	$10,652	$10,930	$10,774
Aug 19	$10,738	$11,213	$10,871
Sep 19	$10,755	$11,153	$10,878
Oct 19	$10,795	$11,187	$10,917
Nov 19	$10,789	$11,181	$10,925
Dec 19	$10,801	$11,173	$10,956
Jan 20	$10,830	$11,388	$11,032
Feb 20	$10,908	$11,593	$11,147
Mar 20	$11,008	$11,525	$11,264
Apr 20	$11,147	$11,730	$11,336
May 20	$11,178	$11,784	$11,350
Jun 20	$11,177	$11,859	$11,339
Jul 20	$11,175	$12,036	$11,360
Aug 20	$11,188	$11,939	$11,364
Sep 20	$11,170	$11,932	$11,352
Oct 20	$11,206	$11,879	$11,347
Nov 20	$11,231	$11,995	$11,355
Dec 20	$11,253	$12,012	$11,380
Jan 21	$11,277	$11,926	$11,389
Feb 21	$11,249	$11,753	$11,313
Mar 21	$11,220	$11,607	$11,255
Apr 21	$11,263	$11,698	$11,317
May 21	$11,207	$11,737	$11,297
Jun 21	$11,190	$11,819	$11,292
Jul 21	$11,216	$11,951	$11,363
Aug 21	$11,217	$11,928	$11,344
Sep 21	$11,223	$11,825	$11,303
Oct 21	$11,167	$11,822	$11,282
Nov 21	$11,145	$11,857	$11,271
Dec 21	$11,124	$11,827	$11,261
Jan 22	$10,980	$11,572	$11,094
Feb 22	$10,897	$11,443	$10,987
Mar 22	$10,588	$11,125	$10,701
Apr 22	$10,183	$10,703	$10,326
May 22	$10,326	$10,772	$10,440
Jun 22	$10,132	$10,603	$10,273
Jul 22	$10,473	$10,862	$10,603
Aug 22	$10,143	$10,555	$10,240
Sep 22	$9,580	$10,099	$9,723
Oct 22	$9,457	$9,968	$9,585
Nov 22	$9,862	$10,335	$9,975
Dec 22	$9,728	$10,288	$9,931
Jan 23	$10,048	$10,604	$10,258
Feb 23	$9,815	$10,330	$9,987
Mar 23	$10,002	$10,593	$10,182
Apr 23	$10,052	$10,657	$10,235
May 23	$9,966	$10,541	$10,160
Jun 23	$9,916	$10,503	$10,116
Jul 23	$9,920	$10,496	$10,109
Aug 23	$9,851	$10,429	$10,026
Sep 23	$9,540	$10,164	$9,706
Oct 23	$9,357	$10,003	$9,506
Nov 23	$9,831	$10,456	$10,001
Dec 23	$10,230	$10,857	$10,432
Jan 24	$10,195	$10,827	$10,384
Feb 24	$10,057	$10,674	$10,215
Mar 24	$10,151	$10,773	$10,323
Apr 24	$9,864	$10,500	$10,011
May 24	$10,042	$10,678	$10,211
Jun 24	$10,140	$10,780	$10,330
Jul 24	$10,393	$11,031	$10,603
Aug 24	$10,571	$11,190	$10,774
Sep 24	$10,684	$11,340	$10,902
Oct 24	$10,389	$11,058	$10,593
Nov 24	$10,515	$11,175	$10,734
Dec 24	$10,363	$10,992	$10,557
Jan 25	$10,399	$11,051	$10,611
Feb 25	$10,662	$11,294	$10,882
Mar 25	$10,658	$11,298	$10,880
Apr 25	$10,681	$11,343	$10,911
May 25	$10,584	$11,261	$10,812
Jun 25	$10,770	$11,435	$11,004
Jul 25	$10,740	$11,404	$10,959
Aug 25	$10,914	$11,541	$11,136
Sep 25	$11,062	$11,667	$11,271
Oct 25	$11,142	$11,740	$11,368
Nov 25	$11,209	$11,813	$11,439
Dec 25	$11,242	$11,795	$11,464
Jan 26	$11,295	$11,808	$11,511
Feb 26	$11,487	$12,001	$11,703
Mar 26	$11,290	$11,789	$11,510
Apr 26	$11,326	$11,803	$11,518

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
iShares Mortgage-Backed Securities Active ETF...
	6.04%	0.11%	1.25%
Bloomberg U.S. Aggregate Bond Index...
	4.06	0.18	1.67
Bloomberg U.S. MBS Index...
	5.56	0.35	1.42

Key Fund statistics

Table Summary
Net Assets...
$124,696,195
Number of Portfolio Holdings...
557
Net Investment Advisory Fees...
$109,866
Portfolio Turnover Rate...
1,287%

The Fund's total return is 2.39% for the period from October 1, 2025 to April 30, 2026.

As of the close of trading on the New York Stock Exchange on January 23, 2026, BlackRock Mortgage-Backed Securities Fund, a series of BlackRock Funds V, (the “Predecessor Fund”) reorganized into the Fund, which was newly organized, pursuant to an Agreement and Plan of Reorganization. The Institutional Share Class of the Predecessor Fund was the accounting and performance survivor. The Fund's returns shown prior to January 24, 2026 are the returns of the Predecessor Fund.

The Predecessor Fund's returns shown prior to January 28, 2025 are the returns of the Predecessor Fund when it followed different investment strategies and investment process under the name BlackRock GNMA Portfolio.

On September 17, 2018, the Predecessor Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio, a series of BlackRock Funds II ("GNMA Portfolio"), through a tax-free reorganization (the “Reorganization”). GNMA Portfolio was the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
94.0%
Non-Agency Mortgage-Backed Securities...
6.0
Table Summary
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
29.5%
AA/Aa...
70.4
N/R...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737).

Effective as of April 30, 2026, the Fund’s fiscal year-end is changed from September 30 to April 30.

Effective as of the close of trading on the New York Stock Exchange on January 23, 2026, BlackRock Mortgage-Backed Securities Fund was reorganized into the Fund.

The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s expense structure in connection with the reorganization.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Mortgage-Backed Securities Active ETF

MBBA | Cboe BZX Exchange

Annual Shareholder Report — April 30, 2026

MBBA-04/26-AR

iShares Securitized Income Active ETF

SECU | Cboe BZX Exchange

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Securitized Income Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Securitized Income Active ETF	$52	0.51%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund  returned 6.29%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.06%, the 50% Bloomberg ABS Index / 50% Non-Agency Investment Grade CMBS Index returned 4.88% and the Bloomberg U.S. MBS Index returned 5.56%.

What contributed to performance?

Positive contributions to performance were led by allocations to non-agency residential mortgage-backed securities for the period, specifically those backed by non-qualified mortgages, single family rentals and non-performing/reperforming loans. The Fund’s positioning in commercial mortgage-backed securities and agency-backed structured securities such as collateralized mortgage obligations and mortgage derivatives were also additive. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund’s allocation to agency mortgage-backed securities was the sole detractor over the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Aggregate Bond Index	50% Bloomberg ABS Index / 50% Non-Agency Investment Grade CMBS Index	Bloomberg U.S. MBS Index
May 16	$10,019	$10,003	$10,013	$10,013
Jun 16	$10,094	$10,182	$10,142	$10,094
Jul 16	$10,167	$10,247	$10,206	$10,115
Aug 16	$10,190	$10,235	$10,206	$10,127
Sep 16	$10,221	$10,229	$10,194	$10,154
Oct 16	$10,201	$10,151	$10,150	$10,128
Nov 16	$10,044	$9,911	$10,031	$9,954
Dec 16	$10,045	$9,925	$10,009	$9,954
Jan 17	$10,048	$9,944	$10,063	$9,951
Feb 17	$10,111	$10,011	$10,079	$9,998
Mar 17	$10,116	$10,006	$10,085	$10,001
Apr 17	$10,180	$10,083	$10,143	$10,066
May 17	$10,244	$10,160	$10,207	$10,129
Jun 17	$10,220	$10,150	$10,186	$10,088
Jul 17	$10,267	$10,194	$10,238	$10,134
Aug 17	$10,335	$10,285	$10,318	$10,208
Sep 17	$10,306	$10,236	$10,257	$10,185
Oct 17	$10,317	$10,242	$10,289	$10,182
Nov 17	$10,307	$10,229	$10,265	$10,167
Dec 17	$10,337	$10,276	$10,280	$10,200
Jan 18	$10,225	$10,158	$10,221	$10,081
Feb 18	$10,166	$10,061	$10,173	$10,015
Mar 18	$10,210	$10,126	$10,201	$10,079
Apr 18	$10,180	$10,051	$10,169	$10,028
May 18	$10,244	$10,122	$10,231	$10,098
Jun 18	$10,253	$10,110	$10,226	$10,103
Jul 18	$10,231	$10,112	$10,234	$10,092
Aug 18	$10,305	$10,177	$10,311	$10,153
Sep 18	$10,255	$10,112	$10,290	$10,091
Oct 18	$10,184	$10,032	$10,265	$10,027
Nov 18	$10,269	$10,092	$10,312	$10,118
Dec 18	$10,405	$10,277	$10,422	$10,301
Jan 19	$10,511	$10,386	$10,509	$10,383
Feb 19	$10,512	$10,380	$10,552	$10,374
Mar 19	$10,660	$10,580	$10,680	$10,525
Apr 19	$10,662	$10,582	$10,712	$10,518
May 19	$10,779	$10,770	$10,872	$10,654
Jun 19	$10,884	$10,906	$10,946	$10,731
Jul 19	$10,957	$10,930	$10,959	$10,774
Aug 19	$11,018	$11,213	$11,144	$10,871
Sep 19	$11,035	$11,153	$11,104	$10,878
Oct 19	$11,074	$11,187	$11,137	$10,917
Nov 19	$11,091	$11,181	$11,113	$10,925
Dec 19	$11,118	$11,173	$11,113	$10,956
Jan 20	$11,189	$11,388	$11,301	$11,032
Feb 20	$11,284	$11,593	$11,444	$11,147
Mar 20	$10,816	$11,525	$11,020	$11,264
Apr 20	$11,047	$11,730	$11,112	$11,336
May 20	$11,167	$11,784	$11,240	$11,350
Jun 20	$11,300	$11,859	$11,424	$11,339
Jul 20	$11,381	$12,036	$11,541	$11,360
Aug 20	$11,481	$11,939	$11,581	$11,364
Sep 20	$11,526	$11,932	$11,628	$11,352
Oct 20	$11,573	$11,879	$11,605	$11,347
Nov 20	$11,657	$11,995	$11,672	$11,355
Dec 20	$11,744	$12,012	$11,749	$11,380
Jan 21	$11,807	$11,926	$11,779	$11,389
Feb 21	$11,792	$11,753	$11,715	$11,313
Mar 21	$11,713	$11,607	$11,648	$11,255
Apr 21	$11,828	$11,698	$11,710	$11,317
May 21	$11,877	$11,737	$11,765	$11,297
Jun 21	$11,931	$11,819	$11,778	$11,292
Jul 21	$12,036	$11,951	$11,845	$11,363
Aug 21	$12,055	$11,928	$11,835	$11,344
Sep 21	$12,050	$11,825	$11,788	$11,303
Oct 21	$12,047	$11,822	$11,740	$11,282
Nov 21	$12,054	$11,857	$11,727	$11,271
Dec 21	$12,048	$11,827	$11,714	$11,261
Jan 22	$11,873	$11,572	$11,596	$11,094
Feb 22	$11,675	$11,443	$11,473	$10,987
Mar 22	$11,340	$11,125	$11,231	$10,701
Apr 22	$10,960	$10,703	$11,077	$10,326
May 22	$10,949	$10,772	$11,072	$10,440
Jun 22	$10,778	$10,603	$10,996	$10,273
Jul 22	$11,051	$10,862	$11,121	$10,603
Aug 22	$10,816	$10,555	$10,973	$10,240
Sep 22	$10,334	$10,099	$10,748	$9,723
Oct 22	$10,123	$9,968	$10,613	$9,585
Nov 22	$10,453	$10,335	$10,782	$9,975
Dec 22	$10,412	$10,288	$10,827	$9,931
Jan 23	$10,760	$10,604	$11,047	$10,258
Feb 23	$10,572	$10,330	$10,914	$9,987
Mar 23	$10,674	$10,593	$10,984	$10,182
Apr 23	$10,751	$10,657	$11,067	$10,235
May 23	$10,708	$10,541	$11,011	$10,160
Jun 23	$10,715	$10,503	$10,947	$10,116
Jul 23	$10,699	$10,496	$11,004	$10,109
Aug 23	$10,658	$10,429	$11,025	$10,026
Sep 23	$10,445	$10,164	$10,948	$9,706
Oct 23	$10,256	$10,003	$10,903	$9,506
Nov 23	$10,698	$10,456	$11,144	$10,001
Dec 23	$11,078	$10,857	$11,407	$10,432
Jan 24	$11,152	$10,827	$11,519	$10,384
Feb 24	$11,072	$10,674	$11,483	$10,215
Mar 24	$11,195	$10,773	$11,573	$10,323
Apr 24	$10,985	$10,500	$11,442	$10,011
May 24	$11,165	$10,678	$11,591	$10,211
Jun 24	$11,281	$10,780	$11,679	$10,330
Jul 24	$11,526	$11,031	$11,870	$10,603
Aug 24	$11,701	$11,190	$11,997	$10,774
Sep 24	$11,847	$11,340	$12,141	$10,902
Oct 24	$11,693	$11,058	$12,009	$10,593
Nov 24	$11,813	$11,175	$12,111	$10,734
Dec 24	$11,738	$10,992	$12,094	$10,557
Jan 25	$11,818	$11,051	$12,158	$10,611
Feb 25	$12,019	$11,294	$12,305	$10,882
Mar 25	$12,064	$11,298	$12,325	$10,880
Apr 25	$12,107	$11,343	$12,401	$10,911
May 25	$12,111	$11,261	$12,400	$10,812
Jun 25	$12,260	$11,435	$12,532	$11,004
Jul 25	$12,260	$11,404	$12,540	$10,959
Aug 25	$12,424	$11,541	$12,695	$11,136
Sep 25	$12,520	$11,667	$12,751	$11,271
Oct 25	$12,590	$11,740	$12,801	$11,368
Nov 25	$12,686	$11,813	$12,888	$11,439
Dec 25	$12,714	$11,795	$12,923	$11,464
Jan 26	$12,779	$11,808	$12,967	$11,511
Feb 26	$12,924	$12,001	$13,100	$11,703
Mar 26	$12,804	$11,789	$12,965	$11,510
Apr 26	$12,869	$11,803	$13,006	$11,518

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
iShares Securitized Income Active ETF...
	6.29%	1.70%	2.55%
Bloomberg U.S. Aggregate Bond Index...
	4.06	0.18	1.67
50% Bloomberg ABS Index / 50% Non-Agency Investment Grade CMBS Index...
	4.88	2.12	2.66
Bloomberg U.S. MBS Index...
	5.56	0.35	1.42

Key Fund statistics

Table Summary
Net Assets...
$591,873,566
Number of Portfolio Holdings...
785
Net Investment Advisory Fees...
$1,609,930
Portfolio Turnover Rate...
192%

As of the close of trading on the New York Stock Exchange on January 23, 2026, BlackRock Securitized Income Fund, a series of Managed Account Series II, (the “Predecessor Fund”) reorganized into the Fund, which was newly organized, pursuant to an Agreement and Plan of Reorganization. The Institutional Share Class of the Predecessor Fund is the accounting and performance survivor. The Fund's returns shown prior to January 24, 2026 are the returns of the Predecessor Fund.

The Predecessor Fund's returns shown prior to August 5, 2025 are the returns of the Predecessor Fund when it followed different investment strategies and investment process under the name BlackRock U.S. Mortgage Portfolio.

On September 17, 2018, the Predecessor Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio, a series of Managed Account Series ("U.S. Mortgage Portfolio"), through a tax-free reorganization (the "Reorganization"). U.S. Mortgage Portfolio was the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
51.3%
Asset-Backed Securities...
38.4
U.S. Government Sponsored Agency Securities...
10.3
Table Summary
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
51.3%
AA/Aa...
10.3
A...
2.6
BBB/Baa...
5.4
BB/Ba...
3.6
B...
0.9
CCC/Caa...
4.1
CC/Ca...
1.0
C...
0.6
D...
0.1
N/R...
20.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Effective the close of trading on the NYSE on January 23, 2026, BlackRock Securitized Income Fund (formerly known as BlackRock U.S. Mortgage Portfolio) was reorganized into the Fund.

The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s expense structure in connection with the reorganization.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Securitized Income Active ETF

SECU | Cboe BZX Exchange

Annual Shareholder Report — April 30, 2026

SECU-04/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Securitized Income Active ETF	$14,266	$32,595	$0	$0	$9,200	$17,100	$388	$407
iShares Mortgage-Backed Securities Active ETF[3]	$14,266	$39,873	$0	$0	$9,200	$17,600	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees [4]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 iShares Mortgage-Backed Securities Active ETF changed its fiscal year end from September 30 to April 30, effective April 30, 2026, whereby this fiscal year consists of seven months ended April 30, 2026.
4 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

              Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Securitized Income Active ETF	$9,588	$17,507
iShares Mortgage-Backed Securities Active ETF[1]	$9,588	$17,600
              1 iShares Mortgage-Backed Securities Active ETF changed its fiscal year end from September 30 to April 30, effective April 30, 2026, whereby this fiscal year consists of seven months ended April 30, 2026.

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End[1]	Previous Fiscal Year End
$2,277,000	$2,149,000
                            1 iShares Mortgage-Backed Securities Active ETF changed its fiscal year end from September 30 to April 30, effective April 30, 2026, whereby this fiscal year consists of seven months ended April 30, 2026.

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):
Lorenzo A. Flores
J. Phillip Holloman
Arthur P. Steinmetz

(b) Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Annual Financial
Statements and Additional
Information
BlackRock ETF Trust II
iShares Mortgage-Backed Securities Active ETF | MBBA |Cboe BZX

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2026
iShares Mortgage-Backed Securities Active ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.9%
(a)
Angel Oak Mortgage Trust, Series 2025-11,
Class A1, 4.97%, 10/25/70
(b)
........... USD 161 $ 160,809
Ellington Financial Mortgage Trust
Series 2025-INV5, Class A1, 5.08%,
12/25/70
(b)
..................... 337 336,603
Series 2025-NQM6, Class A1A, 5.00%,
12/25/70
(c)
..................... 130 129,897
GCAT Trust, Series 2025-NQM6, Class A1,
4.93%, 10/25/70
(b)
.................. 114 113,034
GS Mortgage-Backed Securities Trust
(c)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66 ...................... 133 132,066
Series 2025-NQM5, Class A1, 5.01%,
07/25/65 ...................... 88 87,326
New Residential Mortgage Loan Trust, Series
2025-NQM7, Class A1, 5.01%, 10/26/65
(b)
.. 186 185,454
1,145,189
Commercial Mortgage-Backed Securities — 11.8%
(a)
1301 Trust, Series 2025-1301, Class A, 5.23%,
08/11/42
(b)
....................... 165 165,722
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.25%,
06/15/42
(b)
....................... 400 400,000
ARES Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.15%, 04/15/42
(b)
.................. 221 221,276
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.46%, 05/15/35
(b)
............ 431 431,000
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 4.57%, 03/15/37
(b)
....... 295 278,775
BFLD Commercial Mortgage Trust
(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.15%,
11/15/41 ...................... 150 150,094
Series 2025-5MW, Class A, 4.83%, 10/10/42 295 292,907
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.15%,
11/15/42 ...................... 175 175,109
BFLD Trust
(b)
Series 2025-EWEST, Class A, (1-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.20%, 06/15/42 ................. 282 281,648
Series 2025-FPM, Class A, 5.18%, 10/10/40 110 110,365
BPR Commercial Mortgage Trust, Series 2025-
STAR, Class A, 5.11%, 11/05/42
(b)
....... 190 187,876
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42 ................. 163 166,941
BSTN Commercial Mortgage Trust
(b)
Series 2025-1C, Class A, 5.55%, 06/15/44 .. 120 122,295
Series 2025-HUB, Class A, 5.06%, 04/13/41 115 114,813
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(b)
....................... 204 206,108
BX Commercial Mortgage Trust
(b)
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.03%,
08/15/42 ...................... 321 320,874
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.05%,
11/15/42 ...................... 271 271,715
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.10%, 04/15/40 ................. 319 319,337
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-LP3, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.03%,
04/15/43 ...................... USD 135 $ 135,295
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.35%,
03/15/45 ...................... 190 189,644
BX Trust
(b)
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.30%, 02/15/41 ..... 125 124,844
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.15%,
06/15/41 ...................... 106 105,215
Series 2025-ARIA, Class A, 5.20%, 12/13/42 170 171,146
Series 2025-LIFE, Class A, 6.08%, 06/13/47 300 299,538
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.15%, 06/15/40 ................. 381 382,062
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.01%,
10/15/42 ...................... 161 161,000
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.05%,
06/15/35 ...................... 315 315,197
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
03/15/42 ...................... 820 816,413
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.35%,
12/15/44 ...................... 230 229,856
CENT, Series 2025-CITY, Class A, 5.09%,
07/10/40
(b)
....................... 250 251,162
CHI Commercial Mortgage Trust, Series 2025-
110W, Class A, 5.10%, 12/13/40
(b)
....... 175 174,025
CIP Commercial Mortgage Trust, Series 2025-
SBAY, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.05%, 10/15/37
(b)
.. 195 195,242
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.50%, 06/15/41
(b)
....... 261 260,674
CSTL Commercial Mortgage Trust, Series 2025-
GATE2, Class A, 4.71%, 11/10/42
(b)
...... 170 167,294
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.01%, 11/15/42
(b)
............. 355 355,222
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.26%,
08/15/37
(b)
....................... 330 330,307
Durst Commercial Mortgage Trust, Series 2025-
151, Class A, 5.32%, 08/10/42
(b)
......... 163 164,732
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.15%, 07/15/40
(b)
.................. 435 434,458
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.01%, 03/15/42
(b)
....... 429 428,732
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2025-BHR5, Class
A, (1-mo. CME Term SOFR at 1.69% Floor +
1.69%), 5.35%, 03/15/40
(b)
............ 86 85,931
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.20%, 12/15/39
(b)
.. 242 242,409
LEX Trust, Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.00%, 03/15/43
(b)
.................. 143 142,821

Schedule of Investments
(continued)
April 30, 2026
iShares Mortgage-Backed Securities Active ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
LQR Trust, Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.25%, 01/15/43
(b)
.................. USD 157 $ 156,076
MAD Commercial Mortgage Trust, Series 2025-
11MD, Class A, 4.91%, 10/15/42
(b)
....... 145 144,333
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.06%, 03/15/39
(b)
.. 182 181,943
NCMF Trust, Series 2025-MFS, Class A, 5.05%,
06/10/33
(b)
....................... 399 397,914
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.05%, 10/15/40
(b)
.. 445 444,722
NYC Commercial Mortgage Trust
(b)
Series 2025-28L, Class A, 4.82%, 11/05/38 . 100 99,726
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.87%,
02/15/42 ...................... 565 563,234
NYC Trust, Series 2025-77C, Class A, 4.95%,
01/10/36
(b)
....................... 345 342,828
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(b)
......... 72 73,128
PRM Trust, Series 2025-PRM6, Class A, 4.63%,
07/05/33
(b)
....................... 327 324,667
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.10%, 04/15/42
(b)
.................. 435 435,000
SDR Commercial Mortgage Trust, Series 2024-
DSNY, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.05%, 05/15/39
(b)
.. 100 100,062
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.85%, 10/15/40
(b)
.................. 73 72,909
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.30%, 11/15/42
(b)
.................. 180 179,552
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(b)
.................. 266 267,503
WHARF Commercial Mortgage Trust, Series
2025-DC, Class A, 5.53%, 07/15/40
(b)
..... 191 194,360
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(b)
.................. 255 262,318
14,620,349
Total Non-Agency Mortgage-Backed Securities — 12 .7%
(Cost: $ 15,754,345 ) ............................... 15,765,538
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 5.5%
Federal Home Loan Mortgage Corp. , Series
5544 , Class HV , 5.00% , 05/25/36 ........ 109 110,300
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 5468 , Class FM , (SOFR 30 day
Average at 1.20% Floor and 6.50% Cap +
1.20%), 4.85% , 11/25/54 ............ 582 587,322
Series 5468 , Class MF , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 4.95% , 11/25/54 ............ 450 454,910
Series 5471 , Class FM , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.05% , 11/25/54 ............ 476 482,399
Federal National Mortgage Association
Series 2011-8 , Class ZA , 4.00% , 02/25/41 .. 550 534,340
Series 2022-25 , Class KL , 4.00% , 05/25/52 . 200 183,699
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-33 , Class DV , 5.50% , 04/25/36 . USD 326 $ 335,566
Series 2025-40 , Class EV , 5.00% , 06/25/36 . 103 104,566
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.85% , 05/25/48 ........... 869 741,977
Series 2025-2 , Class FG , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.10% , 02/25/55 ........... 133 134,488
Series 2025-35 , Class FJ , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.25% , 05/25/55 ........... 167 170,090
Government National Mortgage Association
Variable Rate Notes , Series 2015-55 , Class A ,
5.39% , 03/16/36
(b)
.................. 2,940 3,020,644
6,860,301
Interest Only Collateralized Mortgage Obligations — 7.7%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... 9,315 1,896,748
Series 5119 , Class IC , 4.00% , 06/25/51 .... 1,354 272,897
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . 49 5,734
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 2,323 436,260
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 604 107,073
Series 2021-41 , 3.50% , 07/25/51 ........ 1,160 205,686
Federal National Mortgage Association Variable
Rate Notes , Series 2015-66 , Class AS ,
(SOFR 30 day Average at 0.00% Floor and
6.25% Cap + 6.14%), 2.49% , 09/25/45
(b)
... 1,677 91,813
Government National Mortgage Association
Series 2020-146 , 3.50% , 10/20/50 ....... 1,043 195,562
Series 2020-149 , Class IA , 2.50% , 10/20/50 . 15,043 2,353,473
Series 2020-151 , Class MI , 2.50% , 10/20/50 2,069 306,918
Series 2021-87 , Class NI , 3.00% , 05/20/51 . 1,216 201,617
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,045 174,659
Series 2021-149 , Class KI , 3.00% , 08/20/51 . 1,840 306,499
Series 2021-159 , Class IH , 3.00% , 09/20/51 6,743 1,145,792
Series 2021-193 , Class IA , 3.00% , 11/20/51 . 2,519 412,324
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 291 53,995
Series 2022-127 , Class IA , 3.50% , 03/20/52 . 6,013 1,210,304
Government National Mortgage Association
Variable Rate Notes , Series 2024-6 , Class
ES , (SOFR 30 day Average at 0.00% Floor
and 6.05% Cap + 6.05%), 2.41% , 07/20/53
(b)
2,563 174,617
9,551,971
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K116 , Class X1 , 1.51% , 07/25/30 ... 1,091 52,448
Series K119 , Class X1 , 1.01% , 09/25/30 ... 1,748 58,873
Series K122 , Class X1 , 0.95% , 11/25/30 ... 2,690 88,386
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 5,100 230,019
Series 2017-61 , 0.69% , 05/16/59 ........ 1,033 34,469
464,195
Mortgage-Backed Securities — 183.8%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ............ 335 318,936
3.50% , 07/01/26 - 09/01/26 ............ —
(d)
311
4.00% , 05/01/26 ................... —
(d)
124
5.00% , 05/01/35 - 12/01/38 ............ 28 28,208

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Mortgage-Backed Securities Active ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.65% , 05/01/37 - 12/01/37 ............ USD 469 $ 481,864
5.75% , 08/01/37 - 12/01/37 ............ 433 445,723
7.50% , 03/01/27 ................... —
(d)
3
Federal National Mortgage Association
3.50% , 11/01/46 ................... 461 434,498
4.45% , 03/01/36 - 06/01/36 ............ 247 243,852
4.94% , 01/01/35 - 05/01/35 ............ 119 117,972
5.00% , 04/01/36 ................... 61 60,255
5.20% , 08/01/34 - 09/01/34 ............ 93 92,660
5.25% , 08/01/37 - 09/01/37 ............ 247 244,087
5.54% , 01/01/35 ................... 48 48,175
5.75% , 04/01/37 ................... 218 214,593
5.80% , 07/01/34 ................... 32 31,385
5.94% , 09/01/34 ................... 43 43,331
6.50% , 09/01/28 - 02/01/31 ............ 202 204,219
Government National Mortgage Association
2.00% , 05/15/56
(e)
.................. 7,653 6,294,973
2.50% , 11/20/40 - 03/20/41 ............ 442 400,852
2.50% , 05/15/56
(e)
.................. 5,032 4,309,513
3.00% , 05/15/42 - 01/20/50 ............ 1,843 1,654,669
3.00% , 05/15/56
(e)
.................. 3,013 2,682,922
3.50% , 07/15/43 - 02/15/45 ............ 3,020 2,801,028
4.00% , 12/20/43 - 12/20/47 ............ 1,357 1,270,838
4.00% , 05/15/56
(e)
.................. 120 111,949
4.50% , 12/15/34 - 09/15/43 ............ 1,232 1,209,528
4.50% , 05/15/56
(e)
.................. 1,611 1,553,356
5.00% , 12/15/32 - 05/20/50 ............ 2,348 2,356,791
5.00% , 05/15/56
(e)
.................. 1,880 1,863,533
5.50% , 03/15/32 - 07/20/55 ............ 1,965 2,001,445
5.50% , 05/15/56
(e)
.................. 2,515 2,532,673
5.64% , 04/15/37 - 06/15/37 ............ 782 815,282
5.65% , 05/20/37 - 10/20/37 ............ 356 362,777
5.75% , 08/20/37 - 12/20/37 ............ 255 259,120
5.80% , 11/15/36 - 03/15/37 ............ 622 637,875
6.00% , 01/15/39 - 07/20/55 ............ 4,817 5,030,072
6.00% , 05/15/56
(e)
.................. 424 432,250
6.50% , 09/20/27 - 06/20/55 ............ 5,746 6,053,677
6.50% , 05/15/56 - 06/15/56
(e)
........... 444 463,548
7.00% , 05/20/27 - 06/20/55 ............ 502 522,594
7.50% , 07/20/54 ................... 578 607,632
8.00% , 06/15/26 - 05/15/30 ............ 2 1,801
Uniform Mortgage-Backed Securities
2.00% , 05/25/41 - 06/25/56
(e)
........... 28,263 23,345,049
2.50% , 05/25/41 - 06/25/56
(e)
........... 34,837 29,302,192
3.00% , 05/25/41 - 06/25/56
(e)
........... 2,427 2,165,198
3.00% , 03/01/43 - 04/01/52 ............ 7,643 6,854,896
3.50% , 05/25/41 - 06/25/56
(e)
........... 3,355 3,064,839
3.50% , 03/01/43 - 08/01/50 ............ 3,004 2,793,376
4.00% , 05/25/41 - 06/25/56
(e)
........... 3,897 3,663,104
4.00% , 01/01/45 - 08/01/51 ............ 5,161 4,943,614
4.50% , 05/25/41 - 05/25/56
(e)
........... 8,854 8,555,790
4.50% , 09/01/48 - 01/01/56 ............ 2,866 2,813,316
5.00% , 07/01/34 - 05/01/56 ............ 27,202 26,871,923
5.00% , 05/25/56
(e)
.................. 24,510 24,144,562
5.25% , 07/01/37 - 08/01/37 ............ 289 293,817
5.50% , 12/01/32 - 11/01/54 ............ 7,827 7,919,653
5.50% , 05/25/56 - 06/25/56
(e)
........... 18,180 18,263,872
6.00% , 11/01/52 - 10/01/55 ............ 7,043 7,280,684
6.00% , 05/25/56 - 06/25/56
(e)
........... 4,037 4,120,890
6.50% , 08/01/35 - 07/01/54 ............ 2,707 2,820,886
6.50% , 05/25/56
(e)
.................. 755 783,289
229,241,844
Security
Par (000)
Par (000) Value
Principal Only Collateralized Mortgage Obligations — 1.5%
(f)
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51 ............. USD 713 $ 506,673
Government National Mortgage Association
Series 2022-195 , 0.00% , 11/20/52 ....... 116 92,843
Series 2023-130 , Class OD , 0.00% , 09/20/53 1,524 1,340,097
1,939,613
Total U.S. Government Sponsored Agency Securities — 198 .9%
(Cost: $ 249,373,382 ) .............................. 248,057,924
Total Long-Term Investments — 211.6%
(Cost: $ 265,127,727 ) .............................. 263,823,462
Shares
Shares
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54%
(g) (h)
................... 2,537,099 2,537,099
Total Short-Term Securities — 2 .0%
(Cost: $ 2,537,099 ) ............................... 2,537,099
Total Options Purchased — 0 .1%
( Cost: $ 132,853 ) ................................. 119,317
Total Investments Before Options Written and TBA Sale
Commitments — 213 .7%
(Cost: $ 267,797,679 ) .............................. 266,479,878
Total Options Written — ( 0 .6 ) %
(Premium Received — $ (733,466) ) .................... (734,556)
Par (000)
Pa r (000)
TBA Sale Commitments
(e)
Mortgage-Backed Securities — ( 81 .6 ) %
Government National Mortgage Association
2.00% , 05/15/56 ................... (85) (69,917)
3.00% , 05/15/56 ................... (43) (38,289)
3.50% , 05/15/56 ................... (245) (221,428)
4.00% , 05/15/56 ................... (41) (38,249)
4.50% , 05/15/56 ................... (34) (32,783)
5.00% , 05/15/56 ................... (31) (30,729)
5.50% , 05/15/56 ................... (29) (29,204)
6.00% , 05/15/56 ................... (78) (79,518)
Uniform Mortgage-Backed Securities
2.00% , 05/25/41 - 05/25/56 ............ (315) (265,182)
2.50% , 05/25/41 - 05/25/56 ............ (18,268) (15,297,236)
3.00% , 05/25/41 - 05/25/56 ............ (1,170) (1,025,862)
3.50% , 05/25/41 - 05/25/56 ............ (312) (284,213)
4.00% , 05/25/41 - 05/25/56 ............ (3,804) (3,567,140)
4.50% , 05/25/41 - 06/25/56 ............ (19,122) (18,387,310)
5.00% , 05/25/41 - 06/25/56 ............ (54,443) (53,619,665)
5.50% , 05/25/56 ................... (1,545) (1,552,685)
6.00% , 05/25/56 ................... (3,624) (3,699,497)

Schedule of Investments
(continued)
April 30, 2026
iShares Mortgage-Backed Securities Active ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 05/25/56 ................... USD (3,443) $ (3,572,007)
Total TBA Sale Commitments — ( 81 .6 ) %
(Proceeds: $ (102,477,122) ) ......................... (101,810,914)
Total Investments Net of Options Written and TBA Sale
Commitments — 131 .5%
(Cost: $ 164,587,091 ) .............................. 163,934,408
Liabilities in Excess of Other Assets — (31.5) % ............ (39,238,213)
Net Assets — 100.0% ...............................
$ 124,696,195
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Rounds to less than 1,000.
(e)
Represents or includes a TBA transaction.
(f)
Zero-coupon bond.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,092,521 $ 1,444,578
(a)
$ — $ — $ — $ 2,537,099 2,537,099 $ 79,935 $ —
— —
(a)
Represents net amount purchased (sold).

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Mortgage-Backed Securities Active ETF
8
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond ..................................................... 43 06/18/26 $ 4,846 $ (43,731)
U.S. Treasury 2-Year Note .................................................... 13 06/30/26 2,693 (3,470)
(47,201)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 44 06/18/26 4,864 14,089
U.S. Treasury 10-Year Ultra Note ............................................... 13 06/18/26 1,466 35,728
U.S. Treasury 5-Year Note .................................................... 22 06/30/26 2,372 (576)
49,241
$ 2,040
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 03/27/28 4.11 % USD 860 $ 29,640
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 03/30/28 4.05 USD 860 27,614
57,254
Put
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 03/27/28 4.11 USD 860 30,016
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 03/30/28 4.05 USD 860 32,047
62,063
$ 119,317
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.73% Annual 1-day SOFR Annual Deutsche Bank AG 09/09/26 3.73 % USD 823 $ (5,533)
10-Year Interest Rate Swap
(a)
3.72% Annual 1-day SOFR Annual Citibank NA 09/10/26 3.72 USD 824 (5,403)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Citibank NA 03/04/27 3.71 USD 431 (5,435)
10-Year Interest Rate Swap
(a)
3.88% Annual 1-day SOFR Annual Deutsche Bank AG 03/15/27 3.88 USD 1,252 (22,630)
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4.10 USD 734 (24,623)
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4.11 USD 1,890 (63,556)
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 04/07/28 4.05 USD 3,164 (101,884)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Goldman Sachs
International 04/24/28 4.03 USD 1,700 (53,491)
10-Year Interest Rate Swap
(a)
4.09% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/28/28 4.09 USD 680 (23,184)
(305,739)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.73% Annual Deutsche Bank AG 09/09/26 3 .73 USD 823 (22,818)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.72% Annual Citibank NA 09/10/26 3.72 USD 824 (23,366)

Schedule of Investments
(continued)
April 30, 2026
iShares Mortgage-Backed Securities Active ETF
Schedule of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual Barclays Bank plc 09/14/26 3.60 % USD 5,659 $ (31,343)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Citibank NA 03/04/27 3.71 USD 431 (16,367)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.88% Annual Deutsche Bank AG 03/15/27 3.88 USD 1,252 (37,720)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/31/28 4.10 USD 734 (24,492)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 01/31/28 4.11 USD 1,890 (62,930)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 04/07/28 4.05 USD 3,164 (118,672)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Goldman Sachs
International 04/24/28 4.03 USD 1,700 (66,255)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.09% Annual
JPMorgan Chase
Bank NA 04/28/28 4.09 USD 680 (24,854)
(428,817)
$ (734,556)
(a)
Forward settling swaption.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3.65%
Balances Reported in the Statement of Assets and Liabilities for Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Options Written ................................................... N/A N/A $ 52,295 $ (53,385) $ (734,556)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 49,817 $ — $ 49,817
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 119,317 — 119,317
$ — $ — $ — $ — $ 169,134 $ — $ 169,134
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 47,777 $ — $ 47,777
Options written
(b)
Options written at value ..................... — — — — 734,556 — 734,556
$ — $ — $ — $ — $ 782,333 $ — $ 782,333
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Mortgage-Backed Securities Active ETF
10
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 18,096 $ — $ 18,096
Options purchased
(a)
..................... — — — — (51,915) — (51,915)
Options written ........................ — — — — 15,748 — 15,748
$ — $ — $ — $ — $ (18,071) $ — $ (18,071)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (93,630) $ — $ (93,630)
Options purchased
(b)
..................... — — — — 19,458 — 19,458
Options written ........................ — — — — (1,090) — (1,090)
$ — $ — $ — $ — $ (75,262) $ — $ (75,262)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,076,104
Average notional value of contracts — short ................................................................................. 11,209,902
Options
Average notional value of swaption contracts purchased ......................................................................... 2,293,041
Average notional value of swaption contracts written ........................................................................... 18,637,587
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 5,381 $ 17,073
Options
(a)(b)
........................................................................................ 119,317 734,556
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 124,698 $ 751,629
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(5,381) (17,073)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 119,317 $ 734,556
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
Deutsche Bank AG ................................ $ 119,317 $ (119,317) $ — $ — $ —

Schedule of Investments
(continued)
April 30, 2026
iShares Mortgage-Backed Securities Active ETF
Schedule of Investments
11
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)
Barclays Bank plc ................................ $ 31,343 $ — $ — $ — $ 31,343
Citibank NA ..................................... 50,571 — — — 50,571
Deutsche Bank AG ................................ 484,858 (119,317) — — 365,541
Goldman Sachs International ......................... 119,746 — — — 119,746
JPMorgan Chase Bank NA .......................... 48,038 — — — 48,038
$ 734,556 $ (119,317) $ — $ — $ 615,239
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 15,765,538 $ — $ 15,765,538
U.S. Government Sponsored Agency Securities .................... — 248,057,924 — 248,057,924
Short-Term Securities
Money Market Funds ...................................... 2,537,099 — — 2,537,099
Options Purchased
Interest rate contracts ...................................... — 119,317 — 119,317
Liabilities
Investments
TBA Sale Commitments .................................... — (101,810,914) — (101,810,914)
$ 2,537,099 $ 162,131,865 $ — $ 164,668,964
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 49,817 $ — $ — $ 49,817
Liabilities
Interest rate contracts ....................................... (47,777) (734,556) — (782,333)
$ 2,040 $ (734,556) $ — $ (732,516)
(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities

April 30, 2026
2026
BlackRock Annual Financial Statements and Additional Information
12
See notes to financial statements.
iShares
Mortgage-
Backed
Securities
Active ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 263,942,779
Investments, at value — affiliated
(b)
.......................................................................................... 2,537,099
Cash pledged:
Futures contracts .................................................................................................... 79,310
Receivables: –
TBA sale commitments ................................................................................................ 102,477,122
Dividends — affiliated ................................................................................................. 28,755
Interest — unaffiliated ................................................................................................. 597,336
Variation margin on futures contracts ....................................................................................... 5,381
Total a ssets .........................................................................................................
369,667,782
LIABILITIES
Bank overdraft ........................................................................................................ 25,382
Options written, at value
(c)
................................................................................................ 734,556
TBA sale commitments, at value
(d)
.......................................................................................... 101,810,914
Payables: –
Investments purchased ................................................................................................ 142,025,860
Capital shares redeemed ............................................................................................... 647
Investment advisory fees ............................................................................................... 24,203
Reorganization costs ................................................................................................. 297,126
Variation margin on futures contracts ....................................................................................... 17,073
Other accrued expenses ............................................................................................... 35,826
Total li abilities ........................................................................................................
244,971,587
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 124,696,195
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 271,387,539
Accumulated loss ..................................................................................................... (146,691,344)
NET ASSETS ........................................................................................................
$ 124,696,195
NET ASSET VALUE
Shares outstanding ...................................................................................................
2,504,113
Net asset value .....................................................................................................
$ 49.80
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 265,260,580
(b)
  Investments, at cost — affiliated ................................................................................... $ 2,537,099
(c)
  Premiums received ........................................................................................... $ 733,466
(d)
  Proceeds received from TBA sale commitments ......................................................................... $ 102,477,122

Statements of Operations

Statements of Operations
See notes to financial statements.
iShares Mortgage-Backed Securities Active
ETF
(a)
Period from
10/01/25
to 04/30/26
Year Ended
09/30/25
INVESTMENT INCOME
Dividends — affiliated .................................................................................. $ 79,935 $ 92,254
Interest — unaffiliated .................................................................................. 4,502,577 11,122,953
Total investment income ..................................................................................
4,582,512 11,215,207
EXPENSES
Investment advisory ................................................................................... 290,143 855,050
Reorganization ...................................................................................... 144,548 152,578
Transfer agent — class specific ........................................................................... 101,080 356,172
Registration ........................................................................................ 76,932 80,895
Service and distribution — class specific ..................................................................... 60,019 204,556
Professional ........................................................................................ 42,751 125,568
Administration ...................................................................................... 25,697 106,881
Accounting services ................................................................................... 14,568 46,041
Printing and postage .................................................................................. 13,251 46,279
Administration — class specific ........................................................................... 12,093 50,297
Custodian .......................................................................................... 6,545 22,280
Trustees and Officer ................................................................................... 1,708 6,129
Interest expense ..................................................................................... 476 7,681
Miscellaneous ....................................................................................... 17,903 37,404
Total expenses ........................................................................................
807,714 2,097,811
Less: – –
Administration fees waived by the Investment Adviser ............................................................ (1,642) (4,818)
Administration fees waived by the Investment Adviser — class specific ................................................. (12,093) (50,297)
Fees waived and/or reimbursed by the Manager ................................................................ (3,277) —
Fees waived and/or reimbursed by the Investment Adviser ......................................................... (177,000) (387,381)
Service and distribution fees waived and/or reimbursed by the Investment Adviser — class specific .............................. (27,391) —
Transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific .................................... (76,787) (269,840)
Total expenses after fees waived and/or reimbursed ...............................................................
509,524 1,385,475
Net investment income ...................................................................................
4,072,988 9,829,732
REALIZED AND UNREALIZED GAIN (LOSS) $ 344,724 $ –
Net realized gain (loss) from: $ – $ –
Investments — unaffiliated ............................................................................ (3,396,493) (18,234,442)
Futures contracts ................................................................................... 18,096 20,212
Options written .................................................................................... 15,748 9,160
Swaps .......................................................................................... — (163,824)
A
(3,362,649) (18,368,894)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 3,802,092 15,391,069
Futures contracts ................................................................................... (93,630) 82,557
Options written .................................................................................... (1,090) —
Swaps .......................................................................................... — 165,522
A
3,707,372 15,639,148
Net realized and unrealized gain (loss) ........................................................................
344,723 (2,729,746)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 4,417,711 $ 7,099,986
(a)
During the period, the Predecessor Fund converted from a mutual fund into an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial
Statements for information on the Predecessor Fund’s reorganization.

Statements of Changes in Net Assets

2026
BlackRock Annual Financial Statements and Additional Information
14
See notes to financial statements.
iShares Mortgage-Backed Securities Active ETF
(a)
Period from
10/01/25
to 04/30/26
Year Ended
09/30/25
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 4,072,988 $ 9,829,732 $ 10,242,073
Net realized loss ................................................................. (3,362,649) (18,368,894) (89,233)
Net change in unrealized appreciation (depreciation) ......................................... 3,707,372 15,639,148 23,577,673
Net increase in net assets resulting from operations ............................................
4,417,711 7,099,986 33,730,513
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Fund ......................................................................... (1,284,853) — —
Predecessor Fund – – –
Institutional .................................................................... (1,302,876) (4,428,654) (5,081,820)
Investor A ..................................................................... (793,900) (2,330,754) (2,765,743)
Investor C ..................................................................... (57,386) (166,565) (182,994)
Class K ...................................................................... (537,905) (3,242,303) (3,099,681)
Decrease in net assets resulting from distributions to shareholders ..................................
(3,976,920) (10,168,276) (11,130,238)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..................................
(98,182,880) (55,753,688) (55,623,939)
NET ASSETS
Total decrease in net assets ........................................................... (97,742,089) (58,821,978) (33,023,664)
Beginning of period ................................................................. 222,438,284 281,260,262 314,283,926
End of period .....................................................................
$ 124,696,195 $ 222,438,284 $ 281,260,262
(a)
During the period, the Predecessor Fund converted from a mutual fund into an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial
Statements for information on the Predecessor Fund’s reorganization.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
As of the close of trading on the New York Stock Exchange on January 23, 2026, BlackRock Mortgage-Backed Securities Fund was reorganized into the Fund. The activity in the table above is for the accounting survivor, Institutional Shares of BlackRock Mortgage-Backed Securities Fund, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.161960. See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.58% and  0.33%, respectively.
(j)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.69% and 0.44%, respectively.
(k)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.79% and  0.42%, respectively.
(l)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.72% and 0.55%, respectively.
(m)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(n)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
iShares Mortgage-Backed Securities Active ETF
(a)
Period from
10/01/25
to 04/30/26
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of period ..............
$ 49.83  $ 50.14  $ 46.49  $ 48.16  $ 57.73  $ 58.66
Net investment income
(b)
......................
1 .24  1 .91  1 .67  1 .48  0 .80  0 .56
Net realized and unrealized gain (loss)
(c)
............
(0.06) (0.24) 3.83  (1.54) (9.20) (0.25)
Net increase (decrease) from investment operations ..... 1.18  1.67  5.50  (0.06) (8.40) 0.31
Distributions from net investment income
(d)
......... (1.21) (1.98) (1.85) (1.61) (1.17) (1.24)
Net asset value, end of period ................... $ 49.80  $ 49.83  $ 50.14  $ 46.49  $ 48.16  $ 57.73
Total Return
(e)
Based on net asset value ....................... 2.39%
(f)
3.54% 11.99% (0.29)% (14.75)% 0.47%
Ratios to Average Net Assets
(g)
Total expen ses ..............................
0.64%
(h) (i) (j)
0.85%
(k)
0.66% 1.08% 0.79%
(l)
0.57%
Total expenses after fees waived and/or reimbursed .....
0.39%
(h) (i) (j)
0.48%
(k)
0.43% 0.88% 0.62%
(l)
0.43%
Total expenses after fees waived and/or reimbursed and
excluding interest expense, proxy and reorganization costs
0.32%
(h)
0.42% 0.42% 0.42% 0.42% 0.43%
Net investment income .........................
4.26%
(h)
3.97% 3.49% 2.99% 1.43% 1.00%
Supplemental Data
Net assets, end of period (000) ................... $ 124,696  $ 93,878  $ 123,838  $ 147,548  $ 203,542  $ 363,815
Portfolio turnover rate
(m) (n)
....................... 1,287% 2,132% 1,338% 983% 1,368% 1,443%
Period from
10/01/25 to
04/30/26
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...............................
795% 1,446% 840% 680% 818% 859%

Notes to Financial Statements
2026
BlackRock Annual Financial Statements and Additional Information
16
1. ORGANIZATION
BlackRock ETF Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors ("BFA" or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Reorganization:  The Board of Trustees of BlackRock Funds V (the “Predecessor Board”), on behalf of BlackRock Mortgage-Backed Securities Fund (the “Predecessor
Fund”), approved an Agreement and Plan of Reorganization, pursuant to which the Predecessor Fund reorganized into the Fund (the “Reorganization”). The Reorganization was completed as of the close of trading on the New York Stock Exchange (“NYSE”) on January 23, 2026 and was not subject to approval by shareholders of the Predecessor
Fund. The Fund has the same investment objective, strategies and policies and portfolio management team as the Predecessor Fund.
The Fund was a newly-formed “shell” fund that had not commenced operations prior to the Reorganization and therefore did not have performance history prior to the
Reorganization. The Fund had been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Predecessor
Fund and continue the business of the Predecessor Fund. In connection with the Reorganization, shareholders of the Predecessor Fund received ETF shares of the Fund equal in value to the number of shares of the Predecessor Fund they owned, including a cash payment in lieu of fractional shares of the Predecessor Fund, which the cash payment may be taxable. After the Reorganization, the Institutional Share class of the Predecessor Fund was the accounting and performance survivor, meaning that the
Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
The Reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratio:
The Predecessor Fund’s net assets and composition of net assets as of the close of trading on the NYSE on January 23, 2026, the valuation date of the Reorganization, were as follows:
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Predecessor Fund was carried forward to the Fund to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Prior to the Reorganization, the Fund had not yet commenced operations and had no assets or liabilities. The Predecessor Fund's fair value and cost of financial instruments prior to the Reorganization were as follows:
Prior to the Reorganization, the Predecessor Fund’s fiscal year end was September 30. The fiscal year end for the Fund is April 30. Effective as of April 30, 2026, the Fund’s
fiscal year end is changed from September 30 to April 30.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Fund Name
Diversification
Classification
iShares Mortgage-Backed Securities Active ETF ................................................................................ Diversified
Predecessor Fund's Share Class
Shares Prior to
Reorganization
Conversion
Ratio
Shares of the
Acquiring Fund
Institutional ...................................................................... 9,200,500 0.161960 1,490,113
Investor A ....................................................................... 6,192,361 0.162668 1,007,299
Investor C ....................................................................... 469,689 0.161954 76,068
Class K ........................................................................ 65,866 0.161434 10,633
Net assets ......................................................................................................... $ 129,205,650
Paid-in-capital ...................................................................................................... 275,565,653
Accumulated loss .................................................................................................... (146,360,003)
Predecessor Fund
Fair Value of
Investments
Cost of
Investments
BlackRock Mortgage-Backed Securities Fund ......................................................................... $ 177,304,496 $ 178,233,906

Notes to Financial Statements
(continued)

Notes to Financial Statements
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Prior to January 24, 2026, income, expenses and realized and unrealized gains and losses were allocated daily to each class of the Predecessor Fund based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Effective January 24, 2026, dividends and distributions are paid in U.S. dollars, if any, and cannot be automatically reinvested in additional shares of the Fund.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Predecessor Board, the trustees who are not “interested persons” of the Predecessor Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the
Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Predecessor Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the
Predecessor Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and
Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Reorganization Costs: Reorganization costs incurred in connection with the reorganization were expensed by the Predecessor Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Prior to January 24, 2026, expenses directly related to the Predecessor Fund or its classes were charged to the Predecessor Fund or the applicable class. Expenses directly related to the Predecessor Fund and other shared expenses prorated to the Predecessor Fund were allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC ("BAL" or the "Investment
Adviser"), were prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund's listing exchange is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of BFA as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA's policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA's policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
18
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

Notes to Financial Statements
(continued)

Notes to Financial Statements
issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: T BA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money”
party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions:   The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
20
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For the period January 24, 2026 through April 30, 2026, the Fund paid BFA a total of $84,561, which is included in investment advisory fees in the Statements of Operations.
Prior to January 24, 2026, BlackRock Funds V (the "Predecessor Trust"), on behalf of the Predecessor Fund, had entered into an Investment Advisory Agreement with BAL, the Predecessor Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, provided investment advisory services. BAL was responsible for the management of the Predecessor Fund’s portfolio and provided the personnel, facilities, equipment and certain other services necessary to the operations of the Predecessor
Fund. For such services, the Predecessor Fund paid BAL a monthly fee at an annual rate equal to the following percentages of the average daily value of the Predecessor
Fund’s net assets:
The following table shows the fees that the Predecessor Fund paid to BAL, which is included in investment advisory fees in the Statements of Operations:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA and BAL, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Service and Distribution Fees:  Prior to January 24, 2026, the Predecessor Trust, on behalf of the Predecessor Fund, had entered into a Distribution and Service Plan with BRIL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Predecessor Fund paid BRIL service and distribution fees. The fees were accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Predecessor Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provided shareholder servicing and distribution services to the Predecessor Fund. The service and/or distribution fees compensated BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
The following table shows the class specific service and distribution fees borne directly by each share class of the Predecessor Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.340%
$1 billion - $3 billion ..................................................................................................... 0.320
$3 billion - $5 billion ..................................................................................................... 0.310
$5 billion - $10 billion .................................................................................................... 0.300
Greater than $10 billion ................................................................................................... 0.280
Investment Advisory Fees
Predecessor Fund
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund .............................................................. $ 205,582 $ 855,050
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Service and distribution– class specific
Predecessor Fund/Share Class
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund
Investor A ................................................................................ $ 45,427 $ 150,891
Investor C ............................................................................... 14,592 53,665
60,019 $ 204,556

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
22
Administration: Prior to January 24, 2026, the Predecessor Trust, on behalf of the Predecessor Fund, had entered into an Administration Agreement with BAL, to provide administrative services. For these services, BAL received an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Predecessor Fund. The administration fee, which is shown as administration in the Statements of Operations, was paid at the annual rates below as follows:
In addition, prior to January 24, 2026, BAL charged each of the share classes an administration fee, which is shown as administration — class specific in the Statements of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
The following table shows the class specific administration fees borne directly by each share class of the Predecessor Fund:
Transfer Agent: Prior to January 24, 2026, pursuant to written agreements, certain financial intermediaries, some of which may have been affiliates, provided the Predecessor
Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities received an asset-based fee or an annual fee per shareholder account, which varied depending on share class and/or net assets. The Predecessor Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent - class specific in the Statements of Operations.
Prior to January 24, 2026, BAL maintained a call center that was responsible for providing certain shareholder services to the Predecessor Fund. Shareholder services included responding to inquiries and processing purchases and sales based upon instructions from shareholders. The Predecessor Fund reimbursed BAL the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.
The following table shows the class specific transfer agent fees borne directly by each share class of the Predecessor Fund:
Average Daily Net Assets Administration Fees
First $500 million
.................................................................................................
0.0425%
$500 million - $1 billion
..............................................................................................
0.0400
$1 billion - $2 billion
...............................................................................................
0.0375
$2 billion - $4 billion
................................................................................................
0.0350
$4 billion - $13 billion
...............................................................................................
0.0325
Greater than $13 billion
.............................................................................................
0.0300
Administration Fees – class specific
Predecessor Fund/Share Class
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund
Institutional ............................................................................. $ 5,767 $ 21,563
Investor A .............................................................................. 3,634 12,071
Investor C ............................................................................. 292 1,073
Investor K .............................................................................. 2,400 15,590
$ 12,093 $ 50,297
Institutional
Predecessor Fund
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund ........................................................... $ 2, 944 $ 8,034
Amounts Reimbursed
Predecessor Fund/Share Class
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund
Institutional ................................................................................. $ 5, 184 $ 18,745
Investor A .................................................................................. 740 2,643
Investor C ................................................................................. 210 754
Investor K .................................................................................. 61 210
$ 6,195 $ 22,352
Transfer agent fees — class specific
Predecessor Fund/Share Class
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund
Institutional ................................................................................ $ 75,462 $ 259,908
Investor A ................................................................................. 23,433 85,859
Investor C ................................................................................ 2,124 7,213
Investor K ................................................................................. 61 3,192
$ 101,080 $ 356,172

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
Other Fees: For the period October 1, 2025 through January 23, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Predecessor Fund's Investor A Shares for a total of $59.
Expense Limitations, Waivers and Reimbursements: BFA has contractually agreed to waive a portion of its investment advisory fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its investment advisory fees to the Fund by an amount equal to the aggregate
Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period January 24, 2026 through April 30,
2026, the amounts waived in investment advisory fees pursuant to these arrangements was $3,277.
Prior to January 24, 2026, with respect to the Predecessor Fund, BAL contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Predecessor Fund paid to BAL indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.
The contractual agreement could have been terminated upon 90 days’ notice by a majority of the trustees who were not “interested persons” of the Predecessor Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below was reduced by the amount of the affiliated money market fund waiver.
These amounts are included in fees waived and/or reimbursed by the Investment Adviser in the Statements of Operations. The amounts waived were as follows:
Prior to January 24, 2026, with respect to the Predecessor Fund, BAL contractually agreed to waive its investment advisory fee with respect to any portion of the Predecessor
Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that had a contractual management fee through June 30,
2026. The contractual agreement may have been terminated upon 90 days' notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. For the period May 1, 2025 through January 23, 2026, there were no fees waived and/or reimbursed by the Investment Adviser pursuant to this arrangement.
Effective December 1, 2025 through January 23, 2026, with respect to the Predecessor Fund, BAL had also voluntarily agreed to waive a portion of its service and distribution fees. These amounts are reported in the Statements of Operations as service and distribution fees waived and/or reimbursed by the Investment Advisor - class specific. For the period October 1, 2025 through January 23, 2026, the amounts waived were as follows:
Prior to January 24, 2026, with respect to the Predecessor Fund, BAL had contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). For the period October
1, 2025 through January 23, 2026, expense limitations as a percentage of average daily net assets are as follows:
BAL had agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Predecessor Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. The following table shows the amounts waived and/or reimbursed by BAL, which are included in fees waived and/or reimbursed by the Investment Adviser in the Statements of Operations:
Amounts waived
Predecessor Fund
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund ........................................................... $ 287 $ 1,544
Share Class Amount Waived
Investor A ................................................................................................. 21,010
Investor C ................................................................................................. 6,381
$ 27,391
Share Class Expense Limitation
Institutional .......................................................................................................... 0.42%
Investor A ........................................................................................................... 0.67
Investor C .......................................................................................................... 1.42
Class K ............................................................................................................ 0.37
Amounts waived
Predecessor Fund
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund ............................................................... $ 176,713 $ 385,837

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
24
Prior to January 24, 2026, the Predecessor Fund also had a waiver of administration fees, which are included in administration fees waived by the Investment Adviser in the
Statements of Operations. The amounts waived were as follows:
In addition, these amounts waived and/or reimbursed by the Investment Adviser are included in administration fees waived by the Investment Adviser — class specific and transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific, respectively, in the Statements of Operations. The amounts waived and/or reimbursed were as follows:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the period ended April 30, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities, were as follows:
For the period ended April 30, 2026, purchases and sales related to mortgage dollar rolls were $1,073,115,977 and $1,073,122,262, respectively.
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Amounts waived
Predecessor Fund
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund ............................................................... $ 1,642 $ 4,818
Administration Fees Waived
by the Investment
Adviser — Class Specific
Predecessor Fund/Share Class
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund
Institutional .................................................................................... $ 5,767 $ 21,563
Investor A ..................................................................................... 3,634 12,071
Investor C .................................................................................... 292 1,073
Investor K ..................................................................................... 2,400 15,590
$ 12,093 $ 50,297
Transfer Agent Fees Waived
and/or Reimbursed by the
Investment Adviser
— Class Specific
Predecessor Fund/Share Class
Period from
10/01/25 to
01/23/26
Year Ended
09/30/25
BlackRock Mortgage-Backed Securities Fund
Institutional .................................................................................... $ 60,984 $ 206,282
Investor A ..................................................................................... 14,343 55,839
Investor C .................................................................................... 1,399 4,527
Investor K ..................................................................................... 61 3,192
$
76,787 $ 269,840
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
iShares Mortgage-Backed Securities Active ETF ................................. $ 2,797,261,154 $ 2,940,842,913 $ 7,536,480 $ 7,819,690

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
Effective April 9, 2026, the Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of
(x) Daily Simple Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.
The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The agreement expires in April 2027 unless extended or renewed. During the period April 9, 2026 through April 30, 2026, the
Fund did not borrow under the credit agreement.
Prior to January 24, 2026, the Predecessor Trust, on behalf of the Predecessor Fund, along with certain other funds managed by BAL and its affiliates (“Participating
Funds”), was party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Predecessor Fund could borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Predecessor Fund, could borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement had the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) OBFR (but, in any event, not less than 0.00%)
on the date the loan was made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan was made plus 0.10% and (y) 0.80% per annum. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the period October 1, 2025 through January 23, 2026, the Predecessor Fund did not borrow under the credit agreement.
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
iShares Mortgage-Backed Securities Active ETF ...................................................... $ (144,548) $ 144,548
Fund Name
Period from
10/01/25
to 04/30/26
Year Ended
09/30/25
Year Ended
09/30/24
iShares Mortgage-Backed Securities Active ETF
Ordinary income ............................................................................... $ 3,976,920 $ 10,168,276 $ 11,130,238
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iShares Mortgage-Backed Securities Active ETF .................................... $ 402,129 $ (146,440,083) $ (653,390) $ (146,691,344)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iShares Mortgage-Backed Securities Active ETF ............................ $ 267,798,385 $ 2,886,339 $ (3,539,729) $ (653,390)

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
26
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares for the Fund and each share class of the Predecessor Fund were as follows:
(a)
See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
Period from
01/24/26 to
04/30/26
Fund Name Shares Amounts
iShares Mortgage-Backed Securities Active ETF
(a)
Shares issued in reorganization ............. 2,584,113 $ 129,205,650
Shares redeemed ...................... ( 8 0,000) (4,033,566)
2,504,113 $ 125,172,084
Period from
10/01/25
to 01/23/26
Year Ended
09/30/25
Year Ended
09/30/24
Predecessor Fund Name/Share Class
Shares Amount Shares Amount Shares Amount
BlackRock Mortgage-Backed Securities Fund
(a)
Institutional
Shares sold ...............................
1,143,534 $ 9,279,751 2,416,242 $ 19,027,583 2,077,068 $ 16,132,976
Shares issued in reinvestment of distributions ..........
140,807 1,141,403 496,401 3,926,800 573,023 4,476,474
Shares converted in reorganization .................
(9,200,500) (74,505,650) — — — —
Shares redeemed ...........................
(3,715,848) (30,165,600) (6,534,286) (51,521,692) (6,996,360) (54,383,001)
(11,632,007) $ (94,250,096) (3,621,643) $ (28,567,309) 4,346,269 $ 33,773,551
Investor A
Shares sold and automatic conversion of shares .........
72,707 $ 592,104 532,800 $ 4,252,347 433,319 $ 3,389,451
Shares issued in reinvestment of distributions ..........
89,947 732,036 265,005 2,105,826 328,385 2,576,786
Shares converted in reorganization ................
(6,192,361) (50,364,950) — — — —
Shares redeemed ...........................
(1,243,948) (10,126,032) (1,764,956) (13,980,226) (3,328,934) (26,396,716)
(7,273,655) $ (59,166,842) (967,151) $ (7,622,053) (2,567,230) $ (20,430,479)
Investor C
Shares sold ...............................
1,339 $ 10,858 131,868 $ 1,052,224 61,193 $ 477,051
Shares issued in reinvestment of distributions ..........
6,962 56,427 20,952 165,749 22,902 178,907
Shares converted in reorganization .................
(469,689) (3,803,400) — — — —
Shares redeemed and automatic conversion of shares ....
(163,334) (1,323,655) (282,912) (2,232,132) (263,858) (2,059,034)
(624,722) $ (5,059,770) (130,092) $ (1,014,159) (179,763) $ (1,403,076)
Class K
Shares sold ...............................
167,285 $ 1,353,045 713,537 $ 5,600,017 543,724 $ 4,228,262
Shares issued in reinvestment of distributions ..........
59,31 1 478,891 410,996 3,241,389 397,165 3,097,000
Shares converted in reorganization .................
(65,866) (531,650) — — — —
Shares redeemed ...........................
(8,187,12 4 ) (66,178,542) (3,490,327) (27,391,573) (942,364) (7,342,095)
(8,026,394) $ (64,878,256) (2,365,794) $ (18,550,167) (1,475) $ (16,833)
(25,0 5 2,665) $ (98,182,880) (7,084,680) $ (55,753,688) (7,094,737) $ (55,623,939)

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
28
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
29
Report of Independent Registered Public Accounting Firm
To the Shareholders of iShares Mortgage-Backed Securities Active ETF and the Board of Trustees of BlackRock ETF Trust II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of iShares Mortgage-Backed Securities Active ETF (formerly BlackRock Mortgage-Backed Securities
Fund) of BlackRock ETF Trust II (the “Fund”), including the schedule of investments, as of April 30, 2026, the related statement of operations for the period from October 1,
2025 through April 30, 2026 and for the year ended September 30, 2025, statements of changes in net assets for the period from October 1, 2025 through April 30, 2026 and for each of the two years in the period ended September 30, 2025, financial highlights for the period from October 1, 2025 through April 30, 2026 and for each of the five years in the period ended September 30, 2025, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations, the changes in their net assets, and the financial highlights for the periods described above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2026
BlackRock Annual Financial Statements and Additional Information
30
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal period ended
April 30, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended April 30, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended April 30, 2026:
Fund Name Federal Obligation Interest
iShares Mortgage-Backed Securities Active ETF .............................................................................. $ 266,925
Fund Name Interest Dividends
iShares Mortgage-Backed Securities Active ETF .............................................................................. $ 4,345,356
Fund Name
Interest-Related
Dividends
iShares Mortgage-Backed Securities Active ETF .............................................................................. $ 4,345,356

Additional Information
31
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Additional Information
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
32
Fund and Service Providers
Manager
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator, Custodian and Transfer Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements
33
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 1-800-474-2737
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

April 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Annual Financial
Statements and Additional
Information
BlackRock ETF Trust II
iShares Securitized Income Active ETF | SECU |Cboe BZX Exchange

Table of Contents
Page
2

Derivative Financial Instruments
3
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2026
iShares Securitized Income Active ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.12%, 05/15/42
(a) (b)
........... USD 2,516 $ 2,514,207
ABFC Trust, Series 2007-WMC1, Class A2B,
(1-mo. CME Term SOFR at 1.00% Floor +
1.11%), 4.77%, 06/25/37
(a)
............. 1,390 1,192,077
Accredited Mortgage Loan Trust, Series 2006-1,
Class M2, (1-mo. CME Term SOFR at 0.34%
Floor + 0.45%), 1.30%, 04/25/36
(a)
....... 2,809 2,309,710
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%), 4.70%,
11/25/34
(a)
....................... 181 184,840
Acore Issuer LLC, Series 2026-FL1, Class A,
(1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.11%, 08/20/43
(a) (b)
........... 2,000 1,999,992
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.70%), 5.36%, 08/18/44
(a) (b)
1,385 1,384,994
Affirm Asset Securitization Trust, Series 2025-X1,
Class B, 5.19%, 04/15/30
(b)
............ 400 400,495
Affirm Master Trust
(b)
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 100 100,487
Series 2026-1A, Class A, 4.37%, 02/15/34 .. 177 176,134
Series 2026-1A, Class B, 4.57%, 02/15/34 .. 100 99,601
Series 2026-2A, Class A, 4.67%, 04/16/35 .. 137 137,047
Ajax Mortgage Loan Trust
(b)
Series 2020-C, Class C, 0.00%, 09/27/60 .. 3 3
Series 2021-C, Class B, 6.72%, 01/25/61
(c)
. 1,135 1,134,171
Series 2021-C, Class C, 0.00%, 01/25/61 .. 2,540 2,722,686
Series 2021-E, Class B3, 3.92%, 12/25/60
(a)
. 378 187,164
Series 2021-E, Class XS, 0.00%, 12/25/60
(a)
4,492 138,051
Series 2021-F, Class A, 5.87%, 06/25/61
(c)
.. 1,286 1,286,765
Series 2021-F, Class B, 6.75%, 06/25/61
(c)
.. 367 365,144
Series 2021-F, Class C, 0.00%, 06/25/61 ... 519 519,711
Series 2021-G, Class A, 5.87%, 06/25/61
(a)
. 1,077 1,077,987
Series 2021-G, Class B, 6.75%, 06/25/61
(a)
. 273 273,268
Series 2021-G, Class C, 0.00%, 06/25/61 .. 457 473,368
AMSR Trust, Series 2023-SFR2, Class F1,
3.95%, 06/17/40
(b)
.................. 600 571,787
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/15/38
(a) (b)
. 2,000 2,005,046
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class BR3, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 10/27/38
(a) (b)
...... 5,000 5,018,782
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 4.78%, 01/20/33
(a) (b)
........... 167 166,854
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2025-BTR1, Class A, (1-mo. CME
Term SOFR at 1.93% Floor + 1.93%), 5.58%,
01/20/41
(a) (b)
...................... 347 347,146
AREIT Ltd.
(a)(b)
Series 2023-CRE8, Class A, (1-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
5.78%, 08/17/41 ................. 62 62,343
Series 2024-CRE9, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.34%, 05/17/41 ................. 56 55,807
AREIT Trust, Series 2022-CRE6, Class A, (SOFR
30 day Average at 1.25% Floor + 1.25%),
4.89%, 01/20/37
(a) (b)
................. 250 250,158
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ballyrock CLO Ltd., Series 2019-1A, Class CR,
(3-mo. CME Term SOFR at 3.05% Floor +
3.31%), 6.98%, 07/15/32
(a) (b)
........... USD 1,000 $ 1,005,770
BARC, Series 2026-CES1, Class A1A, 4.84%,
01/25/56
(b) (c)
...................... 1,962 1,942,579
Battalion CLO XXIV Ltd., Series 2022-24A, Class
CR, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 5.92%, 07/14/36
(a) (b)
........... 1,000 1,000,482
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
4.29%, 10/25/36 ................. 496 490,634
Series 2006-HE9, Class M1, (1-mo. CME
Term SOFR at 0.44% Floor + 0.55%),
4.20%, 11/25/36 ................. 582 593,843
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.09%, 03/25/37 ................. 660 656,843
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.05%, 03/25/37 ................. 367 349,769
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.05%, 10/20/37
(a) (b)
1,000 1,001,735
Birch Grove CLO 8 Ltd., Series 2024-8A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 4.97%, 04/20/39
(a) (b)
.......... 2,000 2,003,696
Bryant Park Funding Ltd., Series 2024-24A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 10/15/37
(a) (b)
...... 5,000 5,009,989
BSPDF Issuer LLC, Series 2026-FL3, Class A,
(1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.11%, 09/18/43
(a) (b)
........... 1,000 998,871
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.30%, 10/18/42
(a) (b)
................. 1,124 1,127,598
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R3, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
4.87%, 04/20/39 ................. 3,000 2,999,924
Series 2026-2A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 4.82%,
04/20/39 ...................... 5,000 4,997,076
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
4.27%, 02/25/37
(a)
.................. 1,970 1,658,439
CarVal CLO I Ltd., Series 2018-1A, Class AR,
(3-mo. CME Term SOFR at 1.23% Floor +
1.23%), 4.91%, 07/16/31
(a) (b)
........... 602 601,634
Centex Home Equity Loan Trust, Series 2004-D,
Class MV1, (1-mo. CME Term SOFR at 0.93%
Floor + 1.04%), 4.70%, 09/25/34
(a)
....... 369 365,499
CFMT LLC
(a)(b)
Series 2024-HB13, Class M2, 3.00%,
05/25/34 ...................... 750 731,198
Series 2024-HB13, Class M3, 3.00%,
05/25/34 ...................... 1,200 1,160,378
CIFC Funding Ltd.
(a)(b)
Series 2023-2A, Class D1R, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.12%, 01/21/37 ................. 2,000 1,989,999
Series 2026-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%), 4.82%,
04/25/38 ...................... 5,000 5,001,192

Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
College Avenue Student Loans LLC
(b)
Series 2021-B, Class C, 2.72%, 06/25/52 .. USD 489 $ 452,022
Series 2021-C, Class C, 3.06%, 07/26/55 .. 102 94,665
Series 2023-A, Class A2, 5.33%, 05/25/55 .. 189 189,751
Compass Datacenters Issuer II LLC, Series
2025-2A, Class A1, 4.93%, 11/25/50
(b)
..... 206 202,206
Compass Datacenters Issuer III LLC
(b)
Series 2025-3A, Class A2, 5.29%, 07/25/50 . 712 702,744
Series 2026-1A, Class A21, 4.90%, 02/25/56 148 146,608
Series 2026-1A, Class A22, 5.29%, 02/25/56 1,077 1,070,650
Series 2026-1A, Class A23, 5.44%, 02/25/56 119 117,940
Consolidated Communications LLC
(b)
Series 2025-4A, Class A2, 5.52%, 12/20/55 . 682 687,402
Series 2025-4A, Class B, 5.77%, 12/20/55 .. 132 132,230
Series 2026-1A, Class A2, 5.08%, 03/20/56 . 100 99,009
Series 2026-1A, Class B, 5.42%, 03/20/56 .. 1,000 986,904
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 5.49%,
05/25/32
(a)
....................... 934 951,272
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.11%,
07/25/37
(a) (b)
...................... 1,266 843,172
Cross Mortgage Trust, Series 2025-CES1, Class
A1A, 5.30%, 11/25/60
(b) (c)
............. 251 250,522
Crown Point CLO 8 Ltd., Series 2019-8A, Class
DR, (3-mo. CME Term SOFR at 3.96% Floor +
3.96%), 7.64%, 10/20/34
(a) (b)
........... 1,000 999,666
CWABS Asset-Backed Certificates Trust
(a)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 4.22%,
03/25/37 ...................... 1,579 1,675,462
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.35% Floor + 0.46%), 4.11%,
05/25/47 ...................... 2,235 2,179,513
Series 2006-26, Class M1, (1-mo. CME Term
SOFR at 0.38% Floor + 0.49%), 4.14%,
06/25/37 ...................... 899 873,303
Series 2007-BC3, Class 1A, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.13%,
11/25/47 ...................... 490 473,929
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 4.67%,
11/25/34
(a)
....................... 8 7,687
D2 Multifamily Credit Issuer Ltd., Series 2026-
FL1, Class A, (1-mo. CME Term SOFR at
1.45% Floor + 1.45%), 5.12%, 11/19/43
(a) (b)
. 2,000 2,000,000
DB Master Finance LLC, Series 2025-1A, Class
A2I, 4.89%, 08/20/55
(b)
............... 102 100,775
Deephaven Residential Mortgage Trust
(b)(c)
Series 2025-CES1, Class A1A, 5.22%,
10/25/55 ...................... 660 658,704
Series 2026-CES1, Class A1A, 5.31%,
03/25/61 ...................... 2,000 1,999,998
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.91%, 01/15/39
(a) (b)
...... 5,000 5,006,987
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1R, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 4.95%, 04/15/39
(a) (b)
...... 5,000 5,011,790
Dryden 106 CLO Ltd., Series 2022-106A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 10/15/37
(a) (b)
.......... 5,000 5,009,538
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 4.95%, 04/15/31
(a) (b)
........... USD 106 $ 106,248
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R2, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.04%, 10/15/37
(a) (b)
...... 5,000 5,010,019
EDvestinU Private Education Loan Issue
No. LLC, Series 2021-A, Class A, 1.80%,
11/25/45
(b)
....................... 216 201,870
Elmwood CLO VIII Ltd., Series 2021-1A, Class
DR, (3-mo. CME Term SOFR at 3.80% Floor +
3.80%), 7.48%, 04/20/37
(a) (b)
........... 400 399,998
Empower CLO Ltd., Series 2023-2A, Class AR,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 10/15/38
(a) (b)
........... 3,500 3,508,562
FIGRE Trust, Series 2026-HE4, Class A, 5.30%,
05/25/56
(a) (b)
...................... 2,000 1,997,024
Ford Credit Auto Owner Trust, Series 2025-1,
Class B, 5.01%, 08/15/37
(b) (c)
........... 232 235,337
Foundation Finance Trust
(b)
Series 2021-1A, Class A, 1.27%, 05/15/41 .. 374 356,593
Series 2024-1A, Class A, 5.50%, 12/15/49 .. 175 176,849
Series 2024-2A, Class B, 4.93%, 03/15/50 .. 665 662,755
Series 2025-1A, Class A, 4.95%, 04/15/50 .. 138 137,843
Series 2025-1A, Class D, 6.09%, 04/15/50 .. 185 186,188
Series 2025-2A, Class D, 5.68%, 04/15/52 .. 200 198,373
Series 2025-2A, Class E, 8.35%, 04/15/52 .. 288 283,069
Series 2025-3A, Class A, 4.56%, 08/15/52 .. 200 197,681
Series 2025-3A, Class B, 4.87%, 08/15/52 .. 100 98,915
Series 2025-3A, Class C, 5.07%, 08/15/52 .. 227 224,572
FS Rialto Issuer LLC, Series 2026-FL11, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.11%, 01/19/44
(a) (b)
........... 939 937,880
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
....................... 140 142,813
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 589 592,736
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 452 453,018
Series 2025-1A, Class B, 6.27%, 02/20/49 .. 181 183,231
Series 2025-2A, Class A, 5.32%, 06/20/49 .. 338 338,962
Series 2025-2A, Class B, 5.98%, 06/20/49 .. 661 666,337
Series 2025-3A, Class A, 5.00%, 10/20/49 .. 296 293,789
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A2, 5.25%, 10/27/59 .. 33 33,147
Series 2024-2, Class D, 6.43%, 10/27/59 ... 171 172,923
Series 2025-1A, Class A4, 5.22%, 03/25/60 . 47 46,758
Series 2025-3A, Class A3, 4.52%, 12/27/60 . 108 107,879
GreenSky Home Improvement Trust, Series
2024-1, Class B, 5.87%, 06/25/59
(b)
...... 236 238,926
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.44%, 10/15/42
(a) (b)
. 1,125 1,125,154
GS Mortgage-Backed Securities Trust, Series
2026-CES2, Class A1A, 5.23%, 06/25/56
(b) (c)
2,000 1,999,961
GSAA Home Equity Trust
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.13%,
03/25/36
(a)
..................... 91 25,167
Series 2007-9, Class A2A, 6.50%, 10/25/37 . 820 446,101
GSAA Trust, Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.14% Floor + 0.25%),
3.91%, 03/25/47
(a)
.................. 1,825 965,934

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.07%, 05/25/37
(a)
........... USD 2,066 $ 1,824,247
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
............ 1,792 1,660,752
Huntington Bank Auto Credit-Linked Notes,
Series 2025-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.20%), 4.84%,
09/20/33
(a) (b)
...................... 193 193,290
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.39%, 10/19/42
(a) (b)
................. 590 590,877
Iskandar Enterprise LLC
(b)
Series 2026-1A, Class A21, 5.05%, 04/17/56 1,335 1,334,635
Series 2026-1A, Class A22, 5.34%, 04/17/56 280 279,912
Series 2026-1A, Class A23, 5.54%, 04/17/56 163 163,000
Jersey Mike's Funding LLC, Series 2026-1A,
Class A2II, 5.48%, 02/15/56
(b)
.......... 413 406,995
Kennedy Lewis CLO 12 Ltd., Series 2023-12A,
Class AR, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.01%, 07/20/38
(a) (b)
...... 2,000 2,004,601
KKR Financial CLO Ltd., Series 2013-1A, Class
BR3, (3-mo. CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 10/15/38
(a) (b)
.......... 1,000 1,003,938
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.11%, 02/17/39
(a) (b)
................. 405 404,497
LCM 34 Ltd., Series 34A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%), 5.38%,
10/20/34
(a) (b)
...................... 1,000 1,000,758
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
........... 1,095 1,071,035
Lendmark Funding Trust
(b)
Series 2021-2A, Class A, 2.00%, 04/20/32 .. 600 581,237
Series 2024-2A, Class B, 4.86%, 02/21/34 .. 495 494,452
Series 2025-1A, Class A, 4.94%, 09/20/34 .. 149 149,670
Series 2025-1A, Class B, 5.33%, 09/20/34 .. 164 165,090
Series 2025-1A, Class C, 5.68%, 09/20/34 .. 110 110,858
Series 2025-3A, Class A, 4.51%, 05/21/35 .. 211 209,079
Series 2025-3A, Class C, 5.04%, 05/21/35 .. 114 112,512
Series 2026-1A, Class A, 4.80%, 11/20/35 .. 458 457,912
Series 2026-1A, Class C, 5.40%, 11/20/35 .. 546 545,819
Lodi Park CLO Ltd., Series 2024-1A, Class D1,
(3-mo. CME Term SOFR at 3.00% Floor +
3.00%), 6.67%, 07/21/37
(a) (b)
........... 2,000 1,957,529
Long Beach Mortgage Loan Trust
(a)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.37%,
02/25/36 ...................... 582 521,759
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.09%,
08/25/36 ...................... 1,462 567,648
M&T Bank RV Trust, Series 2026-1A, Class A,
4.35%, 01/15/46
(b)
.................. 93 92,135
Madison Park Funding XL-R Ltd., Series 2025-
40RA, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 4.97%, 10/16/38
(a) (b)
. 2,000 2,004,496
Mariner Finance Issuance Trust
(b)
Series 2021-AA, Class D, 3.83%, 03/20/36 . 381 368,258
Series 2021-BA, Class A, 2.10%, 11/20/36 .. 425 415,057
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 210 212,594
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 372 374,094
Series 2025-AA, Class C, 5.69%, 05/20/38 . 200 201,409
Series 2025-BA, Class A, 4.59%, 11/22/38 .. 100 99,513
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%), 5.39%,
03/19/39
(a) (b)
...................... USD 414 $ 414,857
Morgan Stanley Capital I, Inc., Trust, Series
2006-NC2, Class M1, (1-mo. CME Term
SOFR at 0.54% Floor + 0.65%), 4.31%,
02/25/36
(a)
....................... 795 810,379
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.07%,
07/25/36
(a)
....................... 382 145,789
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
................ 30 26,262
Mtp Abs Funding LLC
(b)
Series 2026-1A, Class A2, 5.20%, 04/25/56 . 278 278,000
Series 2026-1A, Class B, 5.88%, 04/25/56 .. 580 582,560
Navient Education Loan Trust
(b)
Series 2025-A, Class B, 5.32%, 07/15/55 ... 194 194,991
Series 2025-A, Class D, 6.03%, 07/15/55 .. 850 851,947
Series 2026-A, Class A, 4.86%, 09/15/56 ... 435 433,329
Series 2026-A, Class B, 5.06%, 09/15/56 ... 702 698,342
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 4.67%, 11/15/68
(a) (b)
234 233,416
Navient Private Education Refi Loan Trust
(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59 . 109 105,677
Series 2020-CA, Class A2A, 2.15%, 11/15/68 283 273,619
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.77%,
04/15/69
(a)
..................... 441 438,904
Series 2021-EA, Class A, 0.97%, 12/16/69 .. 650 580,679
Series 2021-EA, Class B, 2.03%, 12/16/69 . 760 548,810
Navient Refinance Loan Trust, Series 2025-C,
Class A, 4.80%, 10/15/55
(b)
............ 85 84,700
Navient Student Loan Trust
(b)
Series 2018-EA, Class B, 4.44%, 12/15/59 . 271 265,840
Series 2019-BA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.09%), 4.75%,
12/15/59
(a)
..................... 275 274,363
Series 2023-BA, Class A1A, 6.48%, 03/15/72 67 68,354
Nelnet Student Loan Trust
(b)
Series 2021-A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 1.14%), 4.81%,
04/20/62
(a)
..................... 880 880,397
Series 2021-A, Class B1, 2.85%, 04/20/62 .. 250 225,907
Series 2021-A, Class C, 3.75%, 04/20/62 .. 170 151,814
Series 2021-BA, Class C, 3.57%, 04/20/62 . 170 149,818
Series 2021-CA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.85%), 4.52%,
04/20/62
(a)
..................... 232 230,932
Series 2021-CA, Class B, 2.53%, 04/20/62 . 269 238,325
Series 2021-CA, Class D, 4.44%, 04/20/62 . 362 321,371
Series 2021-DA, Class B, 2.90%, 04/20/62 . 700 630,388
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 4.74%,
03/15/57
(a)
..................... 254 251,959
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 4.99%,
05/17/55
(a)
..................... 274 273,234
Series 2025-BA, Class B, 4.98%, 05/17/55 . 176 175,033
Series 2025-BA, Class C, 5.38%, 05/17/55 . 100 98,314
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 4.99%,
06/22/65
(a)
..................... 96 95,972

Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-CA, Class D, 5.82%, 06/22/65 . USD 105 $ 102,353
Neuberger Berman CLO XVI-S Ltd., Series 2017-
16SA, Class D1R2, (3-mo. CME Term SOFR
at 2.70% Floor + 2.70%), 6.37%, 04/15/39
(a) (b)
3,000 2,989,087
Neuberger Berman Loan Advisers CLO 30 Ltd.,
Series 2018-30A, Class A1R2, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%), 4.92%,
01/20/37
(a) (b)
...................... 2,000 2,003,039
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.... 2,739 2,693,680
NYMT Trust, Series 2024-RR1, Class A, 7.37%,
05/25/64
(b) (c)
...................... 857 851,836
Octagon Investment Partners 32 Ltd., Series
2017-1A, Class A1R3, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.05%,
10/31/37
(a) (b)
...................... 5,000 5,010,640
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class C, 3.66%, 10/14/36 .. 300 288,973
Series 2020-2A, Class D, 3.45%, 09/14/35 .. 750 725,412
Series 2023-2A, Class C, 6.74%, 09/15/36 .. 100 102,634
Series 2023-2A, Class D, 7.52%, 09/15/36 .. 880 905,385
Series 2024-1A, Class B, 6.03%, 05/14/41 .. 200 207,517
Series 2025-1A, Class D, 5.79%, 07/14/38 .. 415 416,484
Option One Mortgage Loan Trust
(c)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37 ...................... 813 700,744
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37 ...................... 491 481,628
Palmer Square CLO Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 4.93%, 10/20/38
(a) (b)
.......... 2,000 2,004,382
PFS Financing Corp., Series 2025-B, Class B,
5.14%, 02/15/30
(b)
.................. 484 488,021
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
........ 156 154,857
Point Broadband Funding LLC, Series 2025-1A,
Class B, 5.73%, 07/20/55
(b)
............ 293 293,337
Post CLO Ltd., Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.28%, 04/20/37
(a) (b)
................. 2,000 2,002,843
Progress Residential Trust
(b)
Series 2021-SFR10, Class F, 4.61%, 12/17/40 1,243 1,214,761
Series 2021-SFR11, Class F, 4.42%, 01/17/39 2,000 1,941,812
Series 2022-SFR1, Class F, 4.88%, 02/17/41 2,500 2,417,680
Series 2022-SFR3, Class F, 6.60%, 04/17/39 1,000 999,570
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ...................... 925 917,126
Series 2026-SFR1, Class E, 4.10%, 02/17/43 1,000 921,563
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.34%, 03/19/43
(a) (b)
........... 1,000 1,000,133
QTS Issuer ABS II LLC
(b)
Series 2025-1A, Class A2, 5.04%, 10/05/55 . 1,203 1,179,774
Series 2026-1A, Class B, 6.73%, 01/05/56 .. 56 55,173
Series 2026-2A, Class A2, 5.85%, 01/05/56 . 72 71,278
Series 2026-4A, Class A2, 5.70%, 03/05/56 . 769 769,402
Series 2026-5A, Class A2, 6.18%, 03/06/56 . 192 193,318
RAAC Trust, Series 2006-SP3, Class M3, (1-mo.
CME Term SOFR at 1.35% Floor and 14.00%
Cap + 1.46%), 5.12%, 08/25/36
(a)
........ 1,144 1,195,621
Race Point X CLO Ltd., Series 2016-10A, Class
B2R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.91%), 5.58%, 07/25/31
(a) (b)
.......... 443 444,534
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RASC Trust, Series 2006-EMX9, Class 1A4,
(1-mo. CME Term SOFR at 0.24% Floor and
14.00% Cap + 0.35%), 4.25%, 11/25/36
(a)
.. USD 1,097 $ 908,235
Regatta 31 Funding Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 4.84%, 03/25/38
(a) (b)
........... 1,400 1,399,579
Regional Management Issuance Trust
(b)
Series 2024-1, Class B, 6.45%, 07/15/36 ... 200 203,705
Series 2024-1, Class D, 7.46%, 07/15/36 ... 205 208,780
Series 2024-2, Class A, 5.11%, 12/15/33 ... 525 526,825
Series 2024-2, Class B, 5.49%, 12/15/33 ... 444 446,178
Series 2024-2, Class C, 5.74%, 12/15/33 ... 170 170,880
Series 2024-2, Class D, 6.33%, 12/15/33 ... 250 251,205
Series 2025-1, Class B, 5.53%, 04/17/34 ... 110 110,672
Series 2025-2, Class A, 4.59%, 11/16/37 ... 131 130,024
Republic Finance Issuance Trust
(b)
Series 2024-A, Class C, 7.28%, 08/20/32 .. 210 211,370
Series 2025-A, Class A, 4.59%, 11/20/34 ... 230 228,559
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
....................... 156 152,172
RR 16 Ltd., Series 2021-16A, Class A1R, (3-mo.
CME Term SOFR at 1.05% Floor + 1.05%),
4.72%, 07/15/36
(a) (b)
................. 5,000 5,000,414
Sandstone Peak III Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 5.30%,
04/25/37 ...................... 2,000 2,000,000
Series 2024-1A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 0.00%,
04/25/37 ...................... 2,000 2,000,000
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.03%, 07/22/38
(a) (b)
........... 2,000 2,005,395
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B, (1-mo. CME
Term SOFR at 0.54% Floor + 0.65%), 4.31%,
02/25/37
(a)
....................... 1,798 720,511
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
.................. 160 156,470
Silver Point CLO 11 Ltd., Series 2025-11A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 07/15/38
(a) (b)
........... 1,000 1,002,498
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 10/15/38
(a) (b)
........... 2,000 2,004,846
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/15/37
(a) (b)
........... 1,000 1,002,119
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 01/15/38
(a) (b)
........... 1,750 1,754,474
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.93%, 10/17/38
(a) (b)
...... 2,000 2,004,814
Sixth Street CLO XXII Ltd., Series 2023-22A,
Class AR, (3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.80%, 04/21/38
(a) (b)
...... 3,000 2,997,453
SLM Private Credit Student Loan Trust, Series
2004-B, Class A4, (3-mo. CME Term SOFR at
0.00% Floor + 0.69%), 4.37%, 09/15/33
(a)
.. 450 445,985
SMB Private Education Loan Trust
(b)
Series 2017-B, Class B, 3.50%, 12/16/41 ... 434 427,312
Series 2018-A, Class A2A, 3.50%, 02/15/36 . 152 151,669
Series 2018-C, Class A2A, 3.63%, 11/15/35 . 144 143,210

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-B, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.11%), 4.77%,
06/15/37
(a)
..................... USD 193 $ 193,014
Series 2019-B, Class B, 3.56%, 06/15/43 ... 406 388,637
Series 2020-B, Class B, 2.76%, 07/15/53 ... 250 228,248
Series 2021-A, Class A2A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 4.52%,
01/15/53
(a)
..................... 398 394,135
Series 2021-A, Class APL, (1M Sofr FWD +
0.84%), 4.50%, 01/15/53
(a)
.......... 241 239,050
Series 2021-A, Class B, 2.31%, 01/15/53 ... 67 65,884
Series 2021-A, Class C, 2.99%, 01/15/53 .. 111 98,085
Series 2021-C, Class B, 2.30%, 01/15/53 .. 60 58,199
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 5.44%,
10/16/56
(a)
..................... 151 154,047
Series 2023-C, Class A1B, (SOFR 30 day
Average at 1.55% Floor + 1.55%), 5.19%,
11/15/52
(a)
..................... 101 102,414
Series 2024-A, Class B, 5.88%, 03/15/56 ... 800 807,413
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 180 180,427
Series 2025-1, Class B, 5.12%, 02/27/34 ... 100 100,760
Series 2026-B, Class A, 4.40%, 02/25/36 ... 453 452,960
Series 2026-B, Class B, 4.90%, 02/25/36 ... 48 47,948
Series 2026-B, Class C, 5.20%, 02/25/36 .. 48 47,936
Series 2026-B, Class D, 5.56%, 02/25/36 .. 48 47,944
SoFi Professional Loan Program LLC, Series
2019-C, Class BFX, 3.05%, 11/16/48
(b)
.... 373 337,804
SoFi Professional Loan Program Trust, Series
2021-B, Class AFX, 1.14%, 02/15/47
(b)
.... 187 167,426
Sound Point CLO VI-R Ltd., Series 2014-2RA,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 5.19%, 10/20/31
(a) (b)
...... 585 585,557
Sound Point CLO V-R Ltd., Series 2014-1RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.09%, 07/18/31
(a) (b)
...... 46 46,161
Sounds Point CLO IV-R Ltd., Series 2013-3RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.09%, 04/18/31
(a) (b)
...... 465 465,522
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 71 71,426
Structured Asset Securities Corp. Mortgage Loan
Trust, Series 2007-MN1A, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor + 0.57%),
4.23%, 01/25/37
(a) (b)
................. 1,009 575,281
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
.................. 147 147,086
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
............... 219 216,513
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR2, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.42%, 07/29/35
(a) (b)
.......... 1,000 993,243
TCI-Symphony CLO Ltd., Series 2017-1A, Class
D, (3-mo. CME Term SOFR at 0.00% Floor +
3.66%), 7.33%, 07/15/30
(a) (b)
........... 1,000 1,007,596
Towd Point Mortgage Trust, Series 2026-FIX2,
Class A1A, 5.31%, 04/25/66
(b) (c)
......... 1,167 1,166,656
Trinitas CLO XX Ltd., Series 2022-20A, Class
D1R, (3-mo. CME Term SOFR at 3.00% Floor
+ 3.00%), 6.68%, 07/20/35
(a) (b)
.......... 1,000 1,001,542
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
D1, (3-mo. CME Term SOFR at 3.40% Floor +
3.40%), 7.07%, 07/23/37
(a) (b)
........... 740 744,253
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
UPG HI Issuer Trust
(b)
Series 2025-2, Class A, 5.00%, 09/25/47 ... USD 83 $ 82,530
Series 2026-1,  5.03%, 02/25/48 ........ 248 247,986
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32 . 67 67,561
Series 2025-ST5, Class B, 5.25%, 09/15/32 . 144 143,710
Series 2025-ST6, Class B, 5.10%, 10/15/32 . 211 210,118
Series 2025-ST7, Class A, 4.55%, 11/15/32 . 71 70,746
Series 2025-ST8, Class C, 5.25%, 12/15/33 . 228 226,542
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 161 161,013
US Bank NA, Series 2026-RVM1, Class B1,
4.96%, 12/25/46
(b)
.................. 239 236,231
VB-S1 Issuer LLC
(b)
Series 2026-1A, Class C2, 4.69%, 03/15/56 . 367 358,839
Series 2026-1A, Class F, 6.84%, 03/15/56 .. 747 749,680
Vista Point Securitization Trust
(b)(c)
Series 2025-CES3, Class A1, 5.30%, 11/25/55 713 712,388
Series 2026-CES1, Class A2, 5.23%,
02/25/56 ...................... 1,000 987,234
Series 2026-CES2, Class A1, 5.42%,
05/25/56 ...................... 2,000 1,999,975
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class CRR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
6.78%, 04/20/34 ................. 1,000 996,156
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.67%,
07/15/34 ...................... 1,135 1,134,533
Washington Mutual Asset-Backed Certificates
Trust
(a)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.41% Floor + 0.41%),
4.07%, 01/25/37 ................. 1,106 495,757
Series 2007-HE2, Class 2A1, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
3.97%, 02/25/37 ................. 2,793 839,080
Series 2007-HE2, Class 2A3, (1-mo. CME
Term SOFR at 0.61% Floor + 0.61%),
4.27%, 04/25/37 ................. 1,245 442,067
Wireless PropCo Funding LLC, Series 2025-1A,
Class B, 4.30%, 06/25/55
(b)
............ 448 423,938
Total Asset-Backed Securities — 40 .1%
(Cost: $ 235,446,741 ) .............................. 237,363,176
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 21.9%
A&D Mortgage Trust, Series 2026-NQM3, Class
A1, (1-mo. CME Term SOFR + 1.15%),
5.08%, 04/25/71
(a) (b)
................. 2,000 1,991,790
ACRA Trust
(a)(b)
Series 2024-NQM1, Class B1, 8.16%,
10/25/64 ...................... 1,000 1,015,405
Series 2024-NQM1, Class M1B, 7.19%,
10/25/64 ...................... 1,000 1,017,130
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ...................... 1,048 512,551
Series 2005-55CW, Class 2A3, (1-mo. CME
Term SOFR at 0.35% Floor and 7.50%
Cap + 0.46%), 4.12%, 11/25/35
(a)
...... 535 391,569
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 4.32%, 01/25/36
(a)
...... 1,675 789,623

Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 4.11%, 02/25/37
(a)
...... USD 1,500 $ 586,035
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ...................... 1,934 673,757
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,668 586,681
Series 2006-J4, Class 2A1, 6.00%, 07/25/36 1,499 815,808
Series 2007-19, Class 1A34, 6.00%, 08/25/37 734 351,983
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 4.45%, 10/25/46
(a)
.. 1,139 746,860
Angel Oak Mortgage Trust, Series 2021-5, Class
A1, 0.95%, 07/25/66
(a) (b)
.............. 2,554 2,223,313
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.51%, 10/25/35
(a)
.......... 57 53,713
Barclays Mortgage Loan Trust
(a)(b)
Series 2025-NQM3, Class A1, 5.64%,
05/25/65 ...................... 1,436 1,444,126
Series 2026-NQM2, Class B1, 6.37%,
12/25/65 ...................... 1,500 1,466,363
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 6.00%,
11/25/51
(c)
..................... 940 940,508
Series 2021-NPL1, Class B, 7.63%,
11/25/51
(c)
..................... 189 189,148
Series 2021-NPL1, Class C, 0.00%, 11/25/51 364 522,494
BCAP LLC Trust
(a)(b)
Series 2012-RR3, Class 3A8, 3.81%,
07/26/37 ...................... 1,103 1,005,650
Series 2015-RR5, Class 2A3, 4.04%,
01/26/46 ...................... 823 773,282
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32% Floor
and 11.50% Cap + 0.43%), 4.09%, 01/25/47
(a)
488 459,939
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 7.95%,
09/25/63
(a)
..................... 500 501,268
Series 2025-NQM2, Class B1, 7.27%,
11/25/64
(a)
..................... 500 507,693
Series 2025-NQM2, Class B2, 7.27%,
11/25/64
(a)
..................... 500 492,423
Series 2025-NQM6, Class A1, 5.33%,
06/25/65
(c)
..................... 573 574,200
Series 2026-NQM2, Class A1LC, 4.77%,
11/25/65
(c)
..................... 480 476,061
CFMT LLC
(a)(b)
Series 2024-HB14, Class M2, 3.00%,
06/25/34 ...................... 236 228,996
Series 2024-HB14, Class M3, 3.00%,
06/25/34 ...................... 459 443,482
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36 1,127 402,394
Series 2007-S2, Class 1A9, 6.00%, 03/25/37 1,676 854,639
Series 2007-S6, Class 1A1, 6.00%, 12/25/37 2,878 1,118,921
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................... 1,864 565,506
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 16 15,806
Series 2006-17, Class A6, 6.00%, 12/25/36 . 1,002 434,404
Series 2006-21, Class A11, 5.75%, 02/25/37 1,154 461,042
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.47%,
04/25/46
(a)
..................... 1,242 323,833
Series 2007-8, Class 1A4, 6.00%, 01/25/38 . 321 130,507
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CIM Trust
(b)
Series 2019-J2, Class B6, 3.76%, 10/25/49
(a)
USD 1,825 $ 966,173
Series 2025-I1, Class B1B, 7.51%, 10/25/69
(a)
1,000 1,002,442
Series 2025-NR1, Class A1, 5.00%,
06/25/64
(c)
..................... 786 780,758
Citigroup Mortgage Loan Trust
(a)
Series 2004-UST1, Class A4, 6.53%,
08/25/34 ...................... 212 201,918
Series 2007-6, Class 1A2A, 3.86%, 03/25/37 1,208 887,497
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
. 735 718,663
CitiMortgage Alternative Loan Trust, Series 2007-
A5, Class 1A6, 6.00%, 05/25/37 ......... 391 364,610
CLIP Trust, Series 2026-NQM1, Class A1,
5.22%, 05/25/71
(a) (b)
................. 2,000 1,999,998
COLT Mortgage Loan Trust
(b)
Series 2022-3, Class B2, 4.22%, 02/25/67
(a)
. 1,631 1,369,203
Series 2024-INV4, Class B1, 7.17%,
05/25/69
(a)
..................... 500 503,688
Series 2025-6, Class A1, 5.53%, 08/25/70
(c)
. 671 674,303
Series 2025-7, Class A1, 5.47%, 06/25/70
(c)
. 334 335,115
Series 2025-INV2, Class B1, 7.10%,
02/25/70
(a)
..................... 369 370,306
Series 2026-2, Class B1, 6.16%, 03/25/71
(a)
. 500 489,277
Cross Mortgage Trust
(b)
Series 2025-H1, Class B1A, 6.83%,
02/25/70
(a)
..................... 253 254,589
Series 2025-H2, Class B1B, 7.65%,
03/25/70
(a)
..................... 400 400,659
Series 2025-H6, Class A1B, 5.18%,
07/25/70
(c)
..................... 2,093 2,090,065
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(c)
..................... 2,000 1,994,391
Series 2026-NQM5, Class A1, 5.09%,
03/25/71
(a)
..................... 2,000 1,993,865
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ...................... 418 434,646
Series 2015-4R, Class 1A4, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%), 3.42%,
10/27/36
(a)
..................... 1,840 1,229,206
Series 2015-6R, Class 5A2, (1-mo. CME Term
SOFR at 0.18% Floor + 0.29%), 3.95%,
03/27/36
(a)
..................... 1,208 1,023,227
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 761 759,217
Deephaven Residential Mortgage Trust
(a)(b)
Series 2021-3, Class B1, 3.27%, 08/25/66 .. 1,000 788,066
Series 2025-INV1, Class A1, 5.09%, 11/25/60 818 816,266
Deutsche Mortgage Securities, Inc., Series 2006-
PR1, Class CWA1, 6.00%, 06/25/35
(a) (b)
.... 1,811 886,128
Ellington Financial Mortgage Trust
(b)
Series 2023-1, Class B1, 6.63%, 02/25/68
(a)
. 1,000 997,387
Series 2025-INV1, Class B1, 7.18%,
03/25/70
(a)
..................... 265 265,643
Series 2025-NQM3, Class A1, 5.49%,
08/25/70
(c)
..................... 630 632,752
Series 2025-NQM5, Class A1, 5.03%,
11/25/70
(a)
..................... 1,153 1,150,183
Series 2026-INV2, Class B1, 6.23%,
02/25/71
(a)
..................... 1,200 1,168,070
Series 2026-NQM1, Class A1, 4.77%,
02/25/71
(a)
..................... 1,460 1,450,075
Gaea Mortgage Loan Trust, Series 2025-A, Class
A, 6.75%, 02/25/30
(a) (b)
............... 154 152,170

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GCAT Trust
(b)
Series 2022-NQM2, Class M1, 4.19%,
02/25/67
(a)
..................... USD 1,000 $ 834,792
Series 2025-NQM3, Class A1, 5.55%,
05/25/70
(c)
..................... 615 618,009
Series 2025-NQM4, Class A1, 5.53%,
06/25/70
(c)
..................... 618 621,159
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66
(c)
..................... 663 660,049
Series 2025-NQM2, Class A1, 5.65%,
06/25/65
(c)
..................... 355 356,510
Series 2025-NQM5, Class A1, 5.01%,
07/25/65
(c)
..................... 454 451,345
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(c)
..................... 694 674,126
Series 2026-DSC1, Class B1, 6.27%,
05/25/66
(a)
..................... 750 739,591
Series 2026-NQM3, Class A1, 5.22%,
05/25/66
(a)
..................... 2,000 1,999,964
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF, (1-mo. CME Term SOFR at 0.35%
Floor + 0.46%), 4.12%, 03/25/35
(a) (b)
...... 647 609,251
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ........... 463 430,781
Homes Trust
(a)(b)
Series 2025-NQM1, Class B1, 7.03%,
01/25/70 ...................... 393 392,853
Series 2025-NQM5, Class A1, 5.03%,
09/25/70 ...................... 661 658,132
Impac Secured Assets Trust
(a)
Series 2006-1, Class 1A2B, (1-mo. CME Term
SOFR at 0.40% Floor and 11.50% Cap +
0.51%), 4.17%, 05/25/36 ........... 221 191,485
Series 2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.11%,
11/25/36 ...................... 692 641,145
Imperial Fund Mortgage Trust, Series 2022-
NQM3, Class A3, 4.41%, 05/25/67
(a) (b)
..... 1,130 1,016,518
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 ..... 710 479,175
IndyMac INDX Mortgage Loan Trust
(a)
Series 2005-AR23, Class 6A1, 3.63%,
11/25/35 ...................... 611 592,927
Series 2005-AR31, Class 2A1, 4.57%,
01/25/36 ...................... 933 931,750
Series 2006-AR15, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.01%, 07/25/36 ................. 481 483,390
J.P. Morgan Mortgage Trust
(a)(b)
Series 2019-9, Class B6, 3.67%, 05/25/50 .. 2,274 1,317,036
Series 2021-INV5, Class B6, 2.83%, 12/25/51 1,417 742,323
Series 2022-LTV1, Class M1, 3.51%, 07/25/52 600 417,621
Series 2024-VIS1, Class B2, 8.04%, 07/25/64 532 533,372
Series 2025-NQM3, Class A1, 5.50%,
11/25/65 ...................... 627 629,119
Series 2025-VIS2, Class A1, 5.38%, 12/25/55 709 710,625
Series 2026-NQM2, Class A1, 5.15%,
09/25/66 ...................... 2,000 1,999,981
Series 2026-VIS1, Class B1, 6.40%, 06/25/66 500 492,096
Series 2026-VIS1, Class B2, 6.52%, 06/25/66 500 480,856
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 5.67%, 09/25/47
(a)
............ 743 1,069,009
MCM Trust
(d)
  0.00%, 09/25/31
(e)
................. 553 439,054
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
  2.50%, 09/25/31 .................. USD 825 $ 788,820
MFA Trust
(b)
Series 2022-NQM1, Class M1, 4.30%,
12/25/66
(a)
..................... 500 449,512
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(c)
..................... 1,222 1,223,881
Series 2025-NQM3, Class A1, 5.26%,
08/25/70
(c)
..................... 688 689,098
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
..................... 237 237,023
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2025-DSC2, Class A1, (SOFR 30 day
Average + 0.00%), 5.44%, 07/25/70 .... 701 703,806
Series 2025-NQM1, Class B1A, 6.94%,
11/25/69 ...................... 323 325,956
Series 2025-NQM5, Class A1, 5.44%,
07/25/70 ...................... 623 624,832
Series 2026-NQM4, Class A1, 5.07%,
03/25/71 ...................... 2,000 1,993,732
NCMF Trust, 8.44%, 06/10/33
(a) (b)
.......... 206 206,838
New Residential Mortgage Loan Trust
(a)(b)
Series 2020-RPL1, Class B3, 3.83%, 11/25/59 2,500 2,015,885
Series 2025-NQM1, Class B1, 6.92%,
01/25/65 ...................... 789 794,341
Series 2025-NQM1, Class B2, 7.01%,
01/25/65 ...................... 394 383,360
Series 2025-NQM4, Class A1, 5.35%,
07/25/65 ...................... 632 633,628
Series 2026-NQM1, Class A1, 4.82%,
11/25/65 ...................... 1,940 1,925,934
Series 2026-NQM3, Class B1, 6.37%,
02/25/66 ...................... 1,000 988,210
Series 2026-NQM5, Class A1, 5.18%,
04/25/66 ...................... 2,000 1,999,610
Nomura Resecuritization Trust, Series 2014-8R,
Class 1A2, 4.25%, 10/26/36
(a) (b)
......... 905 867,259
NRZT, Series 2025-NQM6, Class A1, 5.09%,
10/25/65
(a) (b)
...................... 921 919,843
NYMT Loan Trust, Series 2025-CP1, Class A1,
3.75%, 11/25/69
(a) (b)
................. 678 652,717
OBX Trust, Series 2026-NQM6, Class A1LC,
5.06%, 04/26/66
(b) (c)
................. 2,000 1,985,898
PRKCM Trust, Series 2026-AFC3, Class A1,
5.38%, 05/01/61
(a) (b)
................. 2,000 1,999,985
PRPM LLC, Series 2025-RCF4, Class A3,
4.50%, 08/25/55
(b) (c)
................. 1,000 969,617
PRPM Trust
(b)
Series 2025-NQM5, Class A1A, 5.18%,
10/25/70
(c)
..................... 703 701,439
Series 2026-NQM1, Class A1, 5.13%,
02/25/71
(a)
..................... 2,000 1,995,345
Series 2026-NQM2, Class A1, 5.26%,
04/25/71
(a)
..................... 2,000 1,999,969
RALI Trust
(a)
Series 2007-QH5, Class AII, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.23%, 06/25/37 ................. 877 379,660
Series 2007-QO2, Class A1, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
3.92%, 02/25/47 ................. 1,162 336,060
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 4.32%, 01/25/37 ....... 791 597,229

Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor and 9.50% Cap + 0.51%), 4.17%,
09/25/35
(a) (b)
...................... USD 77 $ 64,711
Residential Asset Securitization Trust
(a)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 4.32%, 07/25/36 ....... 2,610 444,570
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 4.02%, 07/25/36 ....... 572 90,644
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 0.00% Floor and 54.00%
Cap + 53.08%), 23.85%, 07/25/36 ..... 459 353,989
Residential Mortgage Loan Trust
(a)(b)
Series 2019-2, Class B2, 6.04%, 05/25/59 .. 1,000 988,915
Series 2019-3, Class B2, 5.66%, 09/25/59 .. 1,000 996,699
Series 2021-1R, Class A1, 0.86%, 01/25/65 . 109 106,518
RFMSI Trust
(a)
Series 2005-SA3, Class 1A, 4.14%, 08/25/35 1,392 537,802
Series 2006-SA2, Class 2A1, 5.49%, 08/25/36 86 57,183
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(a) (b)
.......... 1,042 933,176
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class A1, 5.60%,
05/25/65
(b) (c)
...................... 544 546,718
Seasoned Loans Structured Transaction Trust
(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60 .. 848 844,217
Series 2020-3, Class M1, 4.75%, 04/26/60 .. 573 568,031
SG Residential Mortgage Trust
(b)
Series 2026-1, Class A1, 4.78%, 01/25/66
(a)
. 987 979,086
Series 2026-3, Class A1LC, 5.25%, 04/25/66
(c)
2,000 1,999,947
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH1, Class B2, 4.68%,
01/28/50
(a)
..................... 775 735,589
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(a)
..................... 1,882 1,855,932
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(c)
..................... 979 969,235
Verus Securitization Trust
(b)
Series 2023-4, Class B1, 8.01%, 05/25/68
(a)
. 500 498,285
Series 2024-2, Class B2, 8.67%, 02/25/69
(a)
. 500 506,032
Series 2025-2, Class B1, 6.97%, 03/25/70 .. 500 504,283
Series 2026-2, Class A1LC, 4.75%, 02/25/71
(c)
1,115 1,095,565
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 . 940 816,561
Series 2005-9, Class 5A1, 5.50%, 11/25/35 . 887 734,906
Series 2006-2, Class 2CB, 6.50%, 03/25/36 . 599 402,862
Series 2006-2, Class 3CB, 6.00%, 03/25/36 . 925 733,642
Series 2006-6, Class 3CB1, 7.00%, 08/25/36 2,487 972,481
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.36%,
10/25/46
(a)
..................... 96 84,778
Series 2007-5, Class A3, 7.00%, 06/25/37 .. 184 155,107
Series 2007-OA1, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.70% Floor + 0.70%),
4.21%, 02/25/47
(a)
................ 560 525,080
Series 2007-OA5, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.25% Floor + 0.80%), 4.31%,
06/25/47
(a)
..................... 1,305 1,106,968
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Wells Fargo Alternative Loan Trust, Series 2007-
PA1, Class A1, (1-mo. CME Term SOFR at
0.32% Floor and 7.00% Cap + 0.43%), 4.09%,
03/25/37
(a)
....................... USD 1,060 $ 897,115
Western Alliance Bank
(a)(b)
Series 2021-CL2, Class M1, (SOFR 30 day
Average at 0.00% Floor + 3.15%), 6.80%,
07/25/59 ...................... 399 418,208
Series 2021-CL2, Class M2, (SOFR 30 day
Average at 0.00% Floor + 3.70%), 7.35%,
07/25/59 ...................... 570 607,098
129,974,923
Commercial Mortgage-Backed Securities — 31.2%
1211 Avenue of the Americas Trust, Series 2015-
1211, Class A1A2, 3.90%, 08/10/35
(b)
..... 370 357,050
1301 Trust, Series 2025-1301, Class F, 8.37%,
08/11/42
(a) (b)
...................... 259 268,944
1345T
(a)(b)
Series 2025-AOA, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.25%,
06/15/42 ...................... 1,595 1,595,000
Series 2025-AOA, Class E, (1-mo. CME Term
SOFR at 4.50% Floor + 4.50%), 8.15%,
06/15/42 ...................... 775 780,580
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.08%, 09/15/34
(a) (b)
. 237 234,038
ALA Trust
(a)(b)
Series 2025-OANA, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.40%, 06/15/40 ................. 1,396 1,401,235
Series 2025-OANA, Class D, (1-mo. CME
Term SOFR at 3.09% Floor + 3.09%),
6.75%, 06/15/40 ................. 216 216,540
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%, 05/15/53
(b)
750 617,951
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 5.35%, 07/15/41
(a) (b)
. 1,090 1,092,044
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.10%,
10/15/34
(a) (b)
...................... 1,060 1,061,656
Ashford Hospitality Trust
(a)(b)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
5.93%, 04/15/35 ................. 280 277,200
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
6.93%, 04/15/35 ................. 229 224,993
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.59%, 11/10/29 440 444,484
Series 2024-ATRM, Class E, 9.52%, 11/10/29 365 376,523
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.30%, 08/15/42 ................. 1,524 1,526,359
Series 2025-ATRM, Class F, (1-mo. CME
Term SOFR at 5.50% Floor + 5.50%),
9.15%, 08/15/42 ................. 210 207,941
Series 2025-ATRM, Class G, (1-mo. CME
Term SOFR at 6.75% Floor + 6.75%),
10.40%, 08/15/42 ................ 186 184,221
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 420 429,252
Series 2024-MAR, Class C, 7.77%, 12/10/41 525 541,299
Series 2024-MAR, Class D, 9.20%, 12/10/41 1,000 1,047,204

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities Trust
(a)(b)
Series 2025-NASH, Class A, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.45%, 09/15/40 ................. USD 771 $ 771,482
Series 2026-HRHB, Class A, 1.00%, 05/05/40 3,188 3,188,000
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.00%,
08/15/39 ...................... 305 305,551
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.51%,
02/15/42 ...................... 450 449,998
BANK
Series 2021-BN33, Class A3, 2.02%, 05/15/64 208 195,268
Series 2025-BNK51, Class A5, 5.29%,
12/25/67 ...................... 80 81,341
BANK5, Series 2024-5YR8, Class AS, 6.38%,
08/15/57
(a)
....................... 90 93,364
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.46%, 05/15/35
(a) (b)
........... 829 829,000
Bayview Commercial Asset Trust
(a)(b)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.22%,
10/25/36 ...................... 340 329,880
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.11%,
12/25/36 ...................... 369 355,885
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.57%,
03/15/37
(a) (b)
.................... 1,921 1,815,345
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 4.82%,
03/15/37
(a) (b)
.................... 150 138,750
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(a)
..................... 650 676,083
Series 2024-5C27, Class A3, 6.01%, 07/15/57 45 46,597
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(a)
..................... 44 43,623
Series 2026-B43, Class A5, 5.51%, 04/15/63 3,400 3,502,000
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.29%,
11/15/41 ...................... 210 210,131
Series 2025-5MW, Class F, 10.15%, 10/10/42 550 562,681
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.15%,
11/15/42 ...................... 1,377 1,377,861
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.40%,
11/15/42 ...................... 50 50,031
BFLD Mortgage Trust, Series 2024-WRHS, Class
A, (1-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.15%, 07/15/39
(a) (b)
........... 1,043 1,043,519
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.47%, 10/15/35
(a) (b)
................. 120 899
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.50%, 08/15/42
(a) (b)
. 1,500 1,501,875
BMP
(a)(b)
Series 2024-MF23, Class A, (1-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.03%,
06/15/41 ...................... 1,055 1,055,000
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-MF23, Class E, (1-mo. CME
Term SOFR at 3.39% Floor + 3.39%),
7.04%, 06/15/41 ................. USD 150 $ 149,725
BOCA Commercial Mortgage Trust, Series 2025-
BOCA, Class A, (1-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.25%, 12/15/42
(a) (b)
. 840 841,050
BOS Trust
(a)(b)
Series 2026-LYRK, Class A, 1.00%, 05/11/41 1,474 1,468,228
Series 2026-LYRK, Class E, 1.00%, 05/11/41 1,500 1,494,550
BPR Commercial Mortgage Trust
(a)(b)
Series 2024-PARK, Class D, 7.23%, 11/05/39 231 239,193
Series 2025-STAR, Class A, 5.11%, 11/05/42 860 850,385
Series 2025-STAR, Class C, 6.06%, 11/05/42 800 786,747
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42
(b)
................ 618 632,942
BPR Trust, Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor + 3.00%),
6.65%, 05/15/39
(a) (b)
................. 370 369,191
BRCK Trust
(a)(b)
Series 2025-830B, Class A, 4.96%, 12/10/42 536 532,447
Series 2025-830B, Class F, 8.40%, 12/10/42 350 349,340
BRES Commercial Mortgage Trust, Series
2025-ATCAP, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.15%,
11/15/42
(a) (b)
...................... 789 787,828
BWAY Mortgage Trust
(b)
Series 2013-1515, Class C, 3.45%, 03/10/33 250 231,250
Series 2013-1515, Class F, 4.06%, 03/10/33
(a)
150 128,212
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(a) (b)
...................... 293 296,028
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.15%,
10/15/41 ...................... 1,698 1,700,932
Series 2024-AIR2, Class B, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.45%,
10/15/41 ...................... 480 480,789
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.35%,
08/15/41 ...................... 1,279 1,282,757
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
7.59%, 10/15/41 ................. 125 125,155
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.95%, 12/15/39 ................. 392 392,553
Series 2024-KING, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.20%,
05/15/34 ...................... 385 385,271
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.30%, 05/15/41 ................. 240 239,920
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
02/15/39 ...................... 868 868,288
Series 2024-MF, Class E, (1-mo. CME Term
SOFR at 3.74% Floor + 3.74%), 7.39%,
02/15/39 ...................... 251 250,688
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.20%, 06/15/37 ................. 740 739,922
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
02/15/39 ...................... 731 731,938

Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 6.79%,
02/15/39 ...................... USD 205 $ 205,102
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.05%,
03/15/41 ...................... 556 556,791
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.03%,
08/15/42 ...................... 1,527 1,528,871
Series 2025-BCAT, Class E, (1-mo. CME Term
SOFR at 3.50% Floor + 3.50%), 7.15%,
08/15/42 ...................... 943 946,399
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.05%,
11/15/42 ...................... 1,152 1,153,677
Series 2025-JDI, Class E, (1-mo. CME Term
SOFR at 3.40% Floor + 3.40%), 7.05%,
11/15/42 ...................... 1,009 1,010,507
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.35%,
03/15/45 ...................... 5,236 5,226,182
Series 2026-XL6, Class E, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 6.65%,
03/15/43 ...................... 1,500 1,490,674
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%, 12/09/41 71 65,027
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.15%,
04/15/37 ...................... 58 57,722
Series 2022-VAMF, Class F, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 6.95%,
01/15/39 ...................... 342 341,501
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.30%, 02/15/41 ..... 735 734,081
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.10%, 04/15/41 ................. 2,281 2,285,760
Series 2024-CNYN, Class E, (1-mo. CME
Term SOFR at 3.69% Floor + 3.69%),
7.34%, 04/15/41 ................. 210 209,336
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.15%,
06/15/41 ...................... 776 773,810
Series 2024-VLT4, Class F, (1-mo. CME Term
SOFR at 3.94% Floor + 3.94%), 7.59%,
06/15/41 ...................... 902 892,796
Series 2025-LIFE, Class A, 6.08%, 06/13/47 1,000 998,461
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.01%,
10/15/42 ...................... 1,044 1,044,000
Series 2025-ROIC, Class E, (1-mo. CME Term
SOFR at 2.94% Floor + 2.94%), 6.60%,
03/15/30 ...................... 236 236,196
Series 2025-TAIL, Class E, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 6.95%,
06/15/35 ...................... 142 142,002
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
03/15/42 ...................... 1,565 1,558,153
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.35%,
12/15/44 ...................... 3,000 2,998,125
Series 2025-VOLT, Class B, (1-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.75%,
12/15/44 ...................... 325 324,594
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-CART, Class A, (1-mo. CME
Term SOFR at 1.05% Floor + 1.05%),
4.70%, 02/15/36 ................. USD 4,745 $ 4,701,998
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(a) (b)
...................... 540 438,048
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 5.55%,
07/15/41
(a) (b)
...................... 340 340,514
CENT, Series 2025-CITY, Class A, 5.09%,
07/10/40
(a) (b)
...................... 101 101,469
CFK Trust
(b)
Series 2019-FAX, Class D, 4.79%, 01/15/39
(a)
672 641,662
Series 2020-MF2, Class B, 2.79%, 03/15/39 336 312,392
CHI Commercial Mortgage Trust, Series 2025-
110W, Class D, 6.63%, 12/13/40
(a) (b)
...... 250 245,126
CIP Commercial Mortgage Trust, Series 2025-
SBAY, Class E, (1-mo. CME Term SOFR at
3.75% Floor + 3.75%), 7.40%, 10/15/37
(a) (b)
. 250 250,862
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term SOFR
at 3.34% Floor + 3.34%), 6.99%, 08/15/36
(a) (b)
115 114,699
Commercial Mortgage Trust
(b)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
..................... 1,130 1,130,968
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.50%, 06/15/41
(a)
................ 800 799,000
Series 2025-167G, Class A, 5.50%, 08/10/40 687 678,378
Series 2025-167G, Class E, 8.47%,
08/10/40
(a)
..................... 125 124,014
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.30%, 08/15/41 ................. 1,258 1,256,908
Series 2024-DFW1, Class C, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
6.34%, 08/15/41 ................. 250 247,886
Series 2024-DFW1, Class E, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
7.54%, 08/15/41 ................. 80 79,306
CRSNT Trust, Series 2026-MOON, Class A,
(1-mo. CME Term SOFR at 1.35% Floor +
1.40%), 5.05%, 02/15/43
(a) (b)
........... 1,500 1,497,195
CRSO Trust, 7.12%, 07/10/28
(b)
........... 427 439,319
CSMC Trust, Series 2022-LION, Class A,
(1-mo. CME Term SOFR + 3.44%), 7.09%,
02/15/27
(a) (b) (d)
..................... 480 478,078
CSTL Commercial Mortgage Trust
(a)(b)
Series 2024-GATE, Class A, 4.92%, 11/10/41 207 206,472
Series 2025-GATE2, Class D, 5.82%,
11/10/42 ...................... 1,100 1,083,004
Series 2026-GATE3, Class E, 6.55%,
02/10/43 ...................... 1,000 985,211
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.54%,
08/15/34
(a) (b)
...................... 320 319,800
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.40%, 04/15/37
(a) (b)
........... 605 604,811
DC Trust, Series 2024-HLTN, Class F, 10.66%,
04/13/40
(a) (b)
...................... 365 360,746
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.25%, 08/15/35
(a) (b)
................. 3,440 3,445,331

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DK Trust
(a)(b)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.15%, 03/15/34 ................. USD 590 $ 590,000
Series 2024-SPBX, Class E, (1-mo. CME
Term SOFR at 1.50% Floor + 4.00%),
7.65%, 03/15/34 ................. 439 439,651
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.26%,
08/15/37 ...................... 3,330 3,333,101
ELM Trust
(a)(b)
Series 2024-ELM, Class A15, 5.99%,
06/10/39 ...................... 627 627,409
Series 2024-ELM, Class B15, 6.20%,
06/10/39 ...................... 125 125,044
Series 2024-ELM, Class E10, 8.05%,
06/10/39 ...................... 300 299,952
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
....................... 787 797,437
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%), 9.30%,
12/15/39
(a) (b)
...................... 300 302,781
FS ORL, Series 2026-ORL, Class E, (1-mo. CME
Term SOFR at 3.25% Floor + 3.25%), 6.90%,
02/15/41
(a) (b)
...................... 1,000 999,893
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2017-375H, Class C, 3.60%, 09/10/37 500 477,938
Series 2023-FUN, Class B, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 6.44%,
03/15/28 ...................... 520 519,837
Series 2024-RVR, Class E, 7.72%, 08/10/41 420 416,000
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.31%,
11/25/41 ...................... 1,463 1,463,024
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.15%, 07/15/40
(a) (b)
................. 1,742 1,739,828
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.50%,
10/15/41 ...................... 554 554,151
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.29%,
10/15/41 ...................... 192 192,530
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 6.84%, 05/15/37
(a) (b)
. 500 500,000
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.40%, 07/15/42
(a) (b)
........... 607 607,948
HLTN Commercial Mortgage Trust, Series 2026-
DPLO, Class A, (1-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.36%, 04/15/41
(a) (b)
. 1,000 1,001,562
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.92%, 10/15/36
(a) (b)
........... 373 369,037
HTL Commercial Mortgage Trust
(a)(b)
Series 2024-T53, Class A, 6.07%, 05/10/39 . 180 181,334
Series 2024-T53, Class E, 10.60%, 05/10/39 365 370,450
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a) (b)
...... 208 192,723
INT Commercial Mortgage Trust
(a)(b)
Series 2025-PLAZA, Class A, 5.04%, 11/05/37 100 99,899
Series 2025-PLAZA, Class B, 5.34%,
11/05/37 ...................... 451 451,795
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.40%, 11/15/41
(a) (b)
........... USD 600 $ 594,750
IP Mortgage Trust, Series 2025-IP, Class A,
5.42%, 06/10/42
(a) (b)
................. 75 75,617
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38 654 649,304
Series 2022-OPO, Class D, 3.56%, 01/05/39 350 266,350
Series 2024-IGLG, Class A, 5.35%, 11/09/39 810 812,463
Series 2024-IGLG, Class D, 6.70%, 11/09/39 190 189,574
Series 2024-IGLG, Class E, 7.50%, 11/09/39 300 299,101
Series 2024-IGLG, Class F, 8.49%, 11/09/39 300 299,265
Series 2024-OMNI, Class A, 5.99%, 10/05/39 425 429,136
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.35%, 03/15/40 ................. 134 133,724
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 6.84%, 06/15/39
(a) (b)
. 190 190,000
KRE Commercial Mortgage Trust
(a)(b)
Series 2025-AIP4, Class A, (1-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.95%,
03/15/42 ...................... 187 186,701
Series 2026-ICNA, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.50%,
05/15/43 ...................... 1,000 1,002,500
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.20%, 12/15/39
(a) (b)
. 1,018 1,017,761
KSL Trust
(a)(b)
  (1M Sofr FWD + 1.89%), 5.55%, 06/15/30 . 1,223 1,222,657
  (1M Sofr FWD + 4.09%), 7.74%, 06/15/30 . 184 184,586
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
10/15/41 ...................... 284 284,253
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.30%,
10/15/41 ...................... 302 302,019
LEX Mortgage Trust, Series 2024-BBG, Class A,
5.04%, 10/13/33
(a) (b)
................. 1,055 1,052,490
LEX Trust
(a)(b)
Series 2026-450, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.00%,
03/15/43 ...................... 1,102 1,100,623
Series 2026-450, Class E, (1-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 7.35%,
03/15/43 ...................... 1,500 1,485,635
LQR Trust, Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor + 3.95%),
7.60%, 01/15/43
(a) (b)
................. 250 249,997
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.34%, 08/15/40
(a) (b)
................. 128 128,845
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.35%, 10/15/40
(a) (b)
................. 1,000 998,940
MAD Commercial Mortgage Trust, Series 2025-
11MD, Class E, 7.57%, 10/15/42
(a) (b)
...... 450 450,535
MAIN Trust
(a)(b)
Series 2026-OLAS, Class A, (1-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.35%, 01/15/41 ................. 692 691,997

Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-OLAS, Class F, (1-mo. CME Term
SOFR at 5.25% Floor + 5.25%), 8.90%,
01/15/41 ...................... USD 700 $ 699,990
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.45%,
12/15/41
(a)
..................... 266 266,542
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.41%,
02/15/37
(a)
..................... 576 575,360
Series 2024-HTL, Class E, (1-mo. CME Term
SOFR at 4.65% Floor + 4.65%), 8.31%,
02/15/37
(a)
..................... 229 226,330
Series 2024-TWA, Class E, 8.73%, 06/12/39 115 115,283
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%), 4.73%,
12/15/34
(a) (b)
...................... 470 467,663
MHP Commercial Mortgage Trust, Series 2025-
MHIL2, Class E, (1-mo. CME Term SOFR at
3.50% Floor + 3.50%), 7.15%, 09/15/40
(a) (b)
. 250 250,310
MIC Trust (The), Series 2023-MIC, Class A,
8.73%, 12/05/38
(a) (b)
................. 360 383,230
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
....................... 628 644,533
MLTI Trust
(a)(b)
Series 2026-SF75, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.05%,
03/15/36 ...................... 546 545,320
Series 2026-SF75, Class F, (1-mo. CME Term
SOFR at 4.00% Floor + 4.00%), 7.65%,
03/15/36 ...................... 1,000 988,277
Morgan Stanley Capital I Trust
(b)
Series 2018-MP, Class A, 4.42%, 07/11/40
(a)
150 140,762
Series 2019-H6, Class D, 3.00%, 06/15/52 . 460 380,130
MTN Commercial Mortgage Trust
(a)(b)
Series 2022-LPFL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.06%,
03/15/39 ...................... 1,633 1,632,490
Series 2026-LPFX, Class A, 1.00%, 05/15/43 4,853 4,881,056
NCMF Trust, Series 2025-MFS, Class E, 7.78%,
06/10/33
(a) (b)
...................... 675 677,266
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.05%, 10/15/40
(a) (b)
. 1,075 1,074,329
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.40%,
10/15/40 ...................... 1,350 1,353,375
Series 2025-28L, Class A, 4.82%, 11/05/38 . 314 313,138
Series 2025-300P, Class D, 6.16%, 07/13/42 500 498,273
Series 2026-1325, Class A, 5.33%, 05/09/41 1,000 1,000,662
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.65%,
08/15/29 ...................... 295 295,000
Series 2025-77C, Class A, 4.95%, 01/10/36 . 970 963,892
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
................ 1,072 992,172
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
............ 415 386,982
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.06%), 4.72%,
01/15/36 ...................... 175 169,712
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.02%, 01/15/36 ................. USD 100 $ 96,937
ONNI Commercial Mortgage Trust, Series 2024-
APT, Class A, 5.75%, 07/15/39
(a) (b)
....... 490 494,900
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.15%, 12/15/39
(a) (b)
................. 400 400,625
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a) (b)
........ 328 333,140
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.55%, 06/15/39
(a) (b)
................. 380 379,881
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class NR, (1-mo. CME Term SOFR at
6.00% Floor + 6.11%), 9.77%, 07/15/38
(a) (b)
. 300 36,436
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.80%, 03/15/43
(a) (b)
. 1,000 995,004
PRM8 Trust
(a)(b)
Series 2026-PRM8, Class A, 1.00%, 05/10/41 2,140 2,127,294
Series 2026-PRM8, Class D, 1.00%, 05/10/41 1,158 1,146,420
Series 2026-PRM8, Class E, 1.00%, 05/10/41 2,000 1,980,000
SCG Commercial Mortgage Trust, Series 2025-
DLFN, Class E, (1-mo. CME Term SOFR at
2.95% Floor + 2.95%), 6.60%, 03/15/35
(a) (b)
. 125 125,028
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.40%, 04/15/41
(a) (b)
........... 500 500,000
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.15%, 09/15/42
(a) (b)
................. 1,000 1,002,500
SCOTT Trust, Series 2023-SFS, Class A, 5.91%,
03/10/40
(b)
....................... 365 370,994
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.10%, 04/15/42
(a) (b)
................. 492 492,000
SELF Commercial Mortgage Trust
(a)(b)
Series 2024-STRG, Class E, (1-mo. CME
Term SOFR at 4.19% Floor + 4.19%),
7.84%, 11/15/34 ................. 287 286,015
Series 2024-STRG, Class F, (1-mo. CME
Term SOFR at 5.19% Floor + 5.19%),
8.84%, 11/15/34 ................. 140 139,090
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.60%, 10/15/41
(a) (b)
................. 420 421,469
SLG Commercial Mortgage Trust, Series 2026-
PAT, Class A, 4.93%, 02/15/39
(a) (b)
........ 1,077 1,069,596
SLG Office Trust, Series 2026-OMA, Class F,
7.92%, 04/15/41
(a) (b)
................. 500 503,462
SMRT, Series 2022-MINI, Class B, (1-mo. CME
Term SOFR at 1.35% Floor + 1.35%), 5.01%,
01/15/39
(a) (b)
...................... 850 849,203
STDIO Commercial Mortgage Trust, Series 2025-
RLGH, Class A, 5.72%, 09/15/38
(a) (b)
...... 500 495,652
SWCH Commercial Mortgage Trust, Series 2025-
DATA, Class A, (1-mo. CME Term SOFR at
1.44% Floor + 1.44%), 5.10%, 02/15/42
(a) (b)
. 5,000 4,956,250
UNIV Trust
(a)(b)
Series 2025-APTS, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.30%, 11/15/42 ................. 2,954 2,946,651
Series 2025-APTS, Class B, (1-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
5.90%, 11/15/42 ................. 400 398,507

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
VCC Trust, Series 2025-MC1, Class A1, 8.16%,
05/25/55
(b) (c)
...................... USD 511 $ 508,591
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.42%, 07/10/36
(a)
378 375,242
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 340 340,513
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M4, 3.68%, 10/25/49
(a)
805 719,156
Series 2019-3, Class M6, 6.03%, 10/25/49
(a)
790 658,684
Series 2020-1, Class M4, 3.54%, 02/25/50
(a)
425 325,003
Series 2021-1, Class M6, 5.03%, 05/25/51
(a)
1,128 839,689
Series 2021-2, Class M5, 4.01%, 08/25/51
(a)
424 318,407
Series 2021-4, Class M5, 5.68%, 12/26/51
(a)
1,597 1,292,113
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
1,037 866,942
Series 2024-2, Class M5, 10.72%, 04/25/54
(a)
275 279,906
Series 2024-5, Class M4, 9.47%, 10/25/54 .. 955 954,099
Series 2024-6, Class M4, 9.67%, 12/25/54
(a)
496 499,098
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
999 1,005,983
Series 2025-1, Class M4, 10.15%, 02/25/55 . 346 348,004
Series 2025-3, Class A, 5.87%, 06/25/55
(a)
.. 427 428,576
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
1,244 1,240,233
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(c)
..................... 982 987,992
Series 2026-1, Class A, 5.10%, 02/25/56
(a)
.. 976 962,657
Series 2026-1, Class M3, 6.26%, 02/25/56
(a)
497 488,969
Series 2026-1, Class M4, 8.48%, 02/25/56
(a)
249 244,198
VTR Commercial Mortgage Trust
(a)(b)
Series 2025-STEM, Class A, 5.20%, 10/13/39 892 885,787
Series 2025-STEM, Class D, 6.71%, 10/13/39 381 374,981
Wells Fargo Commercial Mortgage Trust
(b)
Series 2018-1745, Class A, 3.87%, 06/15/36
(a)
500 470,751
Series 2018-AUS, Class A, 4.19%, 08/17/36
(a)
620 607,447
Series 2024-1CHI, Class A, 5.48%, 07/15/35
(a)
216 216,769
Series 2024-BPRC, Class B, 6.22%, 07/15/43 200 203,632
Series 2024-BPRC, Class C, 6.43%, 07/15/43 200 199,689
Series 2024-BPRC, Class D, 7.08%, 07/15/43 200 199,367
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(a) (b)
................. 339 340,916
WHARF Commercial Mortgage Trust, Series
2025-DC, Class E, 7.98%, 07/15/40
(a) (b)
.... 353 362,344
184,493,987
Interest Only Collateralized Mortgage Obligations — 0.1%
(a)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 0.00% Floor
and 6.60% Cap + 6.49%), 2.83%, 02/25/37 . 750 121,122
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at 0.00%
Floor and 6.70% Cap + 6.59%), 2.93%,
05/25/37 ........................ 3,701 336,590
Wells Fargo Alternative Loan Trust, Series 2007-
PA1, Class A2, (1-mo. CME Term SOFR at
0.00% Floor and 6.68% Cap + 6.57%), 2.91%,
03/25/37 ........................ 1,060 113,563
571,275
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
BANK, Series 2017-BNK9, Class XA, 0.85%,
11/15/54 ......................... 2,780 24,456
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.70%, 04/15/53 . 2,858 112,992
Series 2020-C7, Class XB, 1.08%, 04/15/53 . 1,000 35,107
Series 2023-C20, Class XA, 1.08%, 07/15/56 11,837 523,087
Benchmark Mortgage Trust
Series 2020-B17, Class XB, 0.64%, 03/15/53 15,395 244,527
Series 2023-V3, Class XA, 1.05%, 07/15/56 . 19,972 303,918
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
.... USD 3,975 $ 125,639
CSAIL Commercial Mortgage Trust, Series 2018-
C14, Class XA, 0.67%, 11/15/51 ......... 1,014 10,266
MIRA Trust, Series 2023-MILE, Class X, 0.25%,
06/10/38
(b)
....................... 28,000 53,096
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.58%, 10/15/52 ........ 2,999 119,296
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.29%, 11/15/50 ..... 3,392 40,677
1,593,061
Total Non-Agency Mortgage-Backed Securities — 53 .5%
(Cost: $ 319,755,656 ) .............................. 316,633,246
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. , Series
5544 , Class HV , 5.00% , 05/25/36 ........ 206 207,665
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 2411 , Class FJ , (SOFR 30 day Average
at 0.35% Floor and 9.00% Cap + 0.46%),
4.10% , 12/15/29 ................. 1 831
Series 5458 , Class FB , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 4.80% , 10/25/54 ........... 751 757,092
Federal National Mortgage Association
Series 2025-33 , Class DV , 5.50% , 04/25/36 . 679 699,895
Series 2025-40 , Class EV , 5.00% , 06/25/36 . 215 218,637
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.85% , 05/25/48 ........... 124 105,996
Series 2025-2 , Class FG , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.10% , 02/25/55 ........... 268 272,051
Series 2025-35 , Class FJ , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.25% , 05/25/55 ........... 340 345,537
2,607,704
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a) (b)
................. 288 271,122
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 .. 118 112,928
384,050
Interest Only Collateralized Mortgage Obligations — 4.7%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... 803 163,614
Series 5119 , Class IC , 4.00% , 06/25/51 .... 3,320 668,958
Series 5149 , Class IT , 3.00% , 10/25/51 .... 18,991 2,657,464
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . 370 43,396
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 4,996 938,204
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 465 82,364
Series 2021-41 , 3.50% , 07/25/51 ........ 555 98,371
Series 2024-7 , Class IA , 3.50% , 11/25/49 .. 18,078 2,231,461
Government National Mortgage Association
Series 2020-146 , 3.50% , 10/20/50 ....... 1,849 346,679
Series 2020-151 , Class MI , 2.50% , 10/20/50 3,582 531,362
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 14,501 2,425,943

Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-64 , Class IH , 3.00% , 02/20/51 . USD 16,677 $ 2,589,106
Series 2021-87 , Class NI , 3.00% , 05/20/51 . 2,343 388,299
Series 2021-91 , Class AI , 3.50% , 05/20/51 . 15,872 2,939,365
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 17,312 2,954,767
Series 2021-104 , Class IH , 3.00% , 06/20/51 896 149,708
Series 2021-149 , Class KI , 3.00% , 08/20/51 . 77 12,771
Series 2021-193 , Class IA , 3.00% , 11/20/51 . 4,484 733,937
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 58 10,778
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 504 83,990
Series 2022-88 , Class IA , 3.00% , 08/20/50 . 24,143 4,148,966
Series 2025-174 , Class IH , 5.50% , 05/20/54 195 31,822
Series 2025-214 , Class DI , 5.50% , 12/20/55 1,766 381,461
Series 2026-12 , Class KI , 5.50% , 01/20/56 . 297 61,537
Series 2026-51 , Class GI , 5.50% , 03/20/56 . 13,398 2,883,932
Government National Mortgage Association
Variable Rate Notes , Series 2024-6 , Class
ES , (SOFR 30 day Average at 0.00% Floor
and 6.05% Cap + 6.05%), 2.41% , 07/20/53
(a)
5,663 385,785
27,944,040
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K110 , Class X1 , 1.75% , 04/25/30 ... 4,926 260,020
Series KPLB2 , Class X , 0.44% , 06/25/33 ... 16,982 322,151
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 6,601 297,758
Series 2020-43 , 1.26% , 11/16/61 ........ 1,602 117,997
997,926
Mortgage-Backed Securities — 5.2%
Uniform Mortgage-Backed Securities
3.00% , 05/25/56
(f)
.................. 4,133 3,617,584
3.50% , 05/25/56
(f)
.................. 1,483 1,349,732
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% , 05/25/56
(f)
.................. USD 6,285 $ 5,893,416
5.00% , 05/01/56 ................... 20,173 19,885,122
30,745,854
Principal Only Collateralized Mortgage Obligations — 0.2%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53
(e)
.................. 1,337 1,175,162
Total U.S. Government Sponsored Agency Securities — 10 .8%
(Cost: $ 62,898,600 ) ............................... 63,854,736
Total Long-Term Investments — 104.4%
(Cost: $ 618,100,997 ) .............................. 617,851,158
Shares
Shares
Short-Term Securities
Money Market Funds — 2.5%
Dreyfus Treasury Securities Cash Management ,
3.52%
(g)
......................... 14,823,084 14,823,084
Total Short-Term Securities — 2 .5%
(Cost: $ 14,823,084 ) ............................... 14,823,084
Total Investments Before Options Written — 106 .9%
(Cost: $ 632,924,081 ) .............................. 632,674,242
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (326,259) ) .................... (317,231)
Total Investments Net of Options Written — 106 .8%
(Cost: $ 632,597,822 ) .............................. 632,357,011
Liabilities in Excess of Other Assets — (6.8) % ............. (40,483,445)
Net Assets — 100.0% ...............................
$ 591,873,566
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
18
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 257 06/18/26 $ 28,411 $ (98,617)
U.S. Treasury 10-Year Ultra Note ............................................... 68 06/18/26 7,670 (187,084)
U.S. Treasury Long Bond ..................................................... 9 06/18/26 1,014 (12,107)
U.S. Treasury 2-Year Note .................................................... 604 06/30/26 125,104 (212,081)
U.S. Treasury 5-Year Note .................................................... 778 06/30/26 83,884 (322,576)
(832,465)
Short Contracts
U.S. Treasury Ultra Bond ..................................................... 1 06/18/26 115 5,584
$ (826,881)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.81% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 09/14/26 3 .81 % USD 6,145 $ (55,609)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual Barclays Bank plc 09/14/26 3 .60 USD 21,221 (117,534)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.81% Annual
Morgan Stanley & Co.
International plc 09/14/26 3 .81 USD 6,145 (144,088)
(261,622)
$ (317,231)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.49% Annual 1-day SOFR Annual 08/11/27 USD 1,930 $ 12,885 $ (8,265) $ 21,150
3.40% Annual 1-day SOFR Annual 08/11/29 USD 3,700 48,155 (32,975) 81,130
3.43% Annual 1-day SOFR Annual 08/11/30 USD 6,410 94,636 (69,359) 163,995
3.44% Annual 1-day SOFR Annual 08/11/30 USD 1,660 24,004 (17,441) 41,445
3.36% Annual 1-day SOFR Annual 10/09/30 USD 2,500 42,629 (29,501) 72,130
3.78% Annual 1-day SOFR Annual 02/05/34 USD 1,700 9,066 — 9,066
$ 231,375 $ (157,541) $ 388,916
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65%

Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
Schedule of Investments
19
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ (157,541) $ 388,916 $ — $ —
Options Written ................................................... N/A N/A 63,911 (54,883) (317,231)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 5,584 $ — $ 5,584
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 388,916 — 388,916
$ — $ — $ — $ — $ 394,500 $ — $ 394,500
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 832,465 $ — $ 832,465
Options written
(b)
Options written at value ..................... — — — — 317,231 — 317,231
$ — $ — $ — $ — $ 1,149,696 $ — $ 1,149,696
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (1,424,557) $ — $ (1,424,557)
Swaps .............................. — 2,586 (55,024) — (214,930) — (267,368)
$ — $ 2,586 $ (55,024) $ — $ (1,639,487) $ — $ (1,691,925)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (1,607,099) $ — $ (1,607,099)
Options written ........................ — — — — 9,028 — 9,028
Swaps .............................. — 32,085 — — 530,493 — 562,578
$ — $ 32,085 $ — $ — $ (1,067,578) $ — $ (1,035,493)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 170,369,080
Average notional value of contracts — short ................................................................................. 6,725,172
Options
Average notional value of swaption contracts written ........................................................................... 8,377,750
Credit default swaps
Average notional value — buy protection ................................................................................... 1,404,619
Average notional value — sell protection ................................................................................... 1,654,619
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 14,027,500
Average notional value — receives fixed rate ................................................................................ 537,500

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares Securitized Income Active ETF
20
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 332,693 $ 29,672
Options ........................................................................................... — 317,231
Swaps — centrally cleared .............................................................................. 33,037 —
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 365,730 $ 346,903
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(365,730) (29,672)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 317,231
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)
Barclays Bank plc ................................ $ 117,534 $ — $ — $ — $ 117,534
Morgan Stanley & Co. International plc .................. 199,697 — — — 199,697
$ 317,231 $ — $ — $ — $ 317,231
(a)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 237,363,176 $ — $ 237,363,176
Non-Agency Mortgage-Backed Securities ........................ — 314,927,294 1,705,952 316,633,246
U.S. Government Sponsored Agency Securities .................... — 63,854,736 — 63,854,736
Short-Term Securities
Money Market Funds ...................................... 14,823,084 — — 14,823,084
$ 14,823,084 $ 616,145,206 $ 1,705,952 $ 632,674,242
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 5,584 $ 388,916 $ — $ 394,500
Liabilities
Interest rate contracts ....................................... (832,465) (317,231) — (1,149,696)
$ (826,881) $ 71,685 $ — $ (755,196)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities
April 30, 2026

Statement of Assets and Liabilities
See notes to financial statements.
iShares
Securitized
Income Active
ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 632,674,242
Cash ............................................................................................................. 156,899
Cash pledged: –
Futures contracts .................................................................................................... 2,809,000
Centrally cleared swaps ................................................................................................ 449,150
Receivables: –
Investments sold .................................................................................................... 3,500,195
Dividends — unaffiliated ............................................................................................... 60,239
Interest — unaffiliated ................................................................................................. 2,272,390
From custodian ..................................................................................................... 1,003,102
Variation margin on futures contracts ....................................................................................... 332,693
Variation margin on centrally cleared swaps .................................................................................. 33,037
Total a ssets .........................................................................................................
643,290,947
LIABILITIES
Options written, at value
(b)
................................................................................................ 317,231
Payables: –
Investments purchased ................................................................................................ 50,481,711
Swaps   .......................................................................................................... 20
Capital shares redeemed ............................................................................................... 636
Investment advisory fees .............................................................................................. 154,135
Reorganization costs ................................................................................................. 308,093
Variation margin on futures contracts ....................................................................................... 29,672
Other accrued expenses ............................................................................................... 125,883
Total li abilities ........................................................................................................
51,417,381
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 591,873,566
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 622,440,830
Accumulated loss ..................................................................................................... (30,567,264)
NET ASSETS ........................................................................................................
$ 591,873,566
NET ASSET VALUE
Shares outstanding ...................................................................................................
11,868,882
Net asset value .....................................................................................................
$ 49.87
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 632,924,081
(b)
  Premiums received ........................................................................................... $ 326,259

Statement of Operations

Year Ended April 30, 2026
2026
BlackRock Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares
Securitized
Income Active
ETF
(a)
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 499,056
Interest — unaffiliated ................................................................................................. 26,873,103
Total investment income .................................................................................................
27,372,159
EXPENSES
Investment advisory .................................................................................................. 1,776,793
Reorganization ..................................................................................................... 308,093
Transfer agent — class specific .......................................................................................... 184,109
Professional ....................................................................................................... 121,930
Registration ....................................................................................................... 90,347
Accounting services .................................................................................................. 36,656
Service and distribution — class specific .................................................................................... 28,995
Printing and postage ................................................................................................. 18,777
Custodian ......................................................................................................... 7,996
Trustees and Officer .................................................................................................. 5,468
Interest expense .................................................................................................... 2,889
Miscellaneous ...................................................................................................... 43,241
Total expenses .......................................................................................................
2,625,294
Less: –
Fees waived and/or reimbursed by the Investment Adviser ........................................................................ (166,863)
Service and distribution fees waived and/or reimbursed by the Investment Adviser — class specific ............................................. (5,583)
Transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific ................................................... (178,252)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,274,596
Net investment income ..................................................................................................
25,097,563
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,029,341
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 223,671
Futures contracts .................................................................................................. (1,424,557)
Swaps ......................................................................................................... (267,368)
A
(1,468,254)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 3,533,088
Futures contracts .................................................................................................. (1,607,099)
Options written ................................................................................................... 9,028
Swaps ......................................................................................................... 562,578
A
2,497,595
Net realized and unrealized gain ...........................................................................................
1,029,341
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 26,126,904
(a)
During the period, the Predecessor Fund converted from a mutual fund into an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial
Statements for information on the Predecessor Fund’s reorganization.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
iShares Securitized Income Active ETF
(a)
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 25,097,563  $ 24,315,223
Net realized gain (loss) .............................................................................. (1,468,254) 430,807
Net change in unrealized appreciation (depreciation) .......................................................... 2,497,595  14,266,354
Net increase in net assets resulting from operations ............................................................. 26,126,904  39,012,384
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Fund (5,602,507) —
Predecessor Fund
Institutional ..................................................................................... (17,461,928) (23,526,588)
Investor A ...................................................................................... (530,008) (752,972)
Investor C ...................................................................................... (22,244) (37,558)
Decrease in net assets resulting from distributions to shareholders ................................................... (23,616,687) (24,317,118)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 192,611,701  7,498,266
NET ASSETS
Total increase in net assets ............................................................................. 195,121,918  22,193,532
Beginning of year .................................................................................... 396,751,648  374,558,116
End of year ........................................................................................
$ 591,873,566  $ 396,751,648
(a)
  During the period, the Predecessor Fund converted from a mutual fund into an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial
Statements for information on the Predecessor Fund’s reorganization.
(b)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information
24
(a)
As of the close of trading on the New York Stock Exchange on January 23, 2026, BlackRock Securitized Income Fund was reorganized into the Fund. The activity in the table above is for the accounting survivor, Institutional Shares of BlackRock Securitized Income Fund, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter.
The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.181644. See Note 1 of the Notes to
Financial Statements for information on the Fund’s reorganization.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.51% and  0.44%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.56% and 0.45%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
iShares Securitized Income Active ETF
(a)
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ...............................
$ 49.49  $ 47.62  $ 49.16  $ 52.13  $ 57.59
Net investment income
(b)
......................................
2 .82  2 .92  2 .64  1 .98  1 .21
Net realized and unrealized gain (loss)
(c)
............................
0.23  1.87  (1.59) (3.02) (5.35)
Net increase (decrease) from investment operations ..................... 3.05  4.79  1.05  (1.04) (4.14)
Distributions from net investment income
(d)
......................... (2.67) (2.92) (2.59) (1.93) (1.32)
Net asset value, end of year .................................... $ 49.87  $ 49.49  $ 47.62  $ 49.16  $ 52.13
Total Return
(e)
Based on net asset value ....................................... 6.29% 10.22% 2.18% (1.91)% (7.33)%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.58%
(g)
0.55% 0.63% 0.59% 0.58%
(h)
Total expenses after fees waived and/or reimbursed .....................
0.51%
(g)
0.45% 0.46% 0.45% 0.47%
(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense, proxy and reorganization costs .................................
0.44% 0.45% 0.46% 0.45% 0.45%
Net investment income .........................................
5.64% 5.90% 5.47% 3.94% 2.10%
Supplemental Data
Net assets, end of year (000) ..................................... $ 591,874  $ 381,218  $ 359,472  $ 259,479  $ 227,622
Portfolio turnover rate
(i) (j)
........................................ 192% 285% 361% 533% 937%
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Portfolio turnover rate (excluding MDRs) ...........................................
118% 96% 72% 140% 378%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors ("BFA" or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Reorganization:  The Board of Trustees of Managed Account Series II (the “Predecessor Board”), on behalf of BlackRock Securitized Income Fund (the “Predecessor Fund”),
approved an Agreement and Plan of Reorganization, pursuant to which the Predecessor Fund reorganized into the Fund (the “Reorganization”). The Reorganization was completed as of the close of trading on the New York Stock Exchange on January 23, 2026 and was not subject to approval by shareholders of the Predecessor Fund. The
Fund has the same investment objective, strategies and policies and portfolio management team as the Predecessor Fund.
The Fund was a newly-formed “shell” fund that had not commenced operations prior to the Reorganization and therefore did not have performance history prior to the
Reorganization. The Fund had been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Predecessor
Fund and continue the business of the Predecessor Fund. In connection with the Reorganization, shareholders of the Predecessor Fund received ETF shares of the Fund equal in value to the number of shares of the Predecessor Fund they owned, including a cash payment in lieu of fractional shares of the Predecessor Fund, which the cash payment may be taxable. After the Reorganization, the Institutional Share class of the Predecessor Fund was the accounting and performance survivor, meaning that the
Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
The Reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratio:
The Predecessor Fund’s net assets and composition of net assets as of the close of trading on the NYSE on January 23, 2026, the valuation date of the Reorganization, were as follows:
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Predecessor Fund was carried forward to the Fund to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Prior to the Reorganization, the Fund had not yet commenced operations and had no assets or liabilities. The Predecessor Fund's fair value and cost of financial instruments prior to the Reorganization were as follows:
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Prior to January 24, 2026, income, expenses and realized and unrealized gains and losses were allocated to each class of the Predecessor Fund based on its relative net assets.
Fund Name
Diversification
Classification
iShares Securitized Income Active ETF ...................................................................................... Diversified
Predecessor Fund’s Share Class
Shares Prior to
Reorganization
Conversion
Ratio
Shares of the
Acquiring Fund
Institutional
...............................................................
49 , 07 4 , 229 0.1816 44 8,914, 039
Investor A
................................................................
1 , 35 1 , 950 0.1812 90 245, 09 5
Investor C
................................................................
53 , 7 43 0.1813 82 9,7 48
Net assets ......................................................................................................... 458,444,100
Paid-in-capital ....................................................................................................... 487,259,311
Accumulated loss .................................................................................................... (28,815,211)
Predecessor Fund
Fair Value of
Investments
Cost of
Investments
BlackRock Securitized Income Fund
...............................................
45 7 , 896 , 854 457,585,539

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
26
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions:  Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Effective January 24, 2026, dividends and distributions are paid in U.S. dollars, if any, and cannot be automatically reinvested in additional shares of the Fund.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Predecessor Board, the trustees who are not “interested persons” of the Predecessor Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the
Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Predecessor Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’  deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Reorganization Costs: Reorganization costs incurred in connection with the reorganization were expensed by the Predecessor Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Prior to January 24, 2026, expenses directly related to the Predecessor Fund or its classes were charged to the Predecessor Fund or the applicable class. Expenses directly related to the Predecessor Fund  and other shared expenses prorated to the Predecessor Fund were allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC ("BAL" or the "Investment
Adviser"), were prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund's investments are valued at fair value (also referred to as "market value" within the financial statements) each day that the Fund's listing exchange is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of BFA as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA's policies.
If a security's market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with
BFA's policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent

Notes to Financial Statements
(continued)

Notes to Financial Statements
representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
28
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed

Notes to Financial Statements
(continued)

Notes to Financial Statements
securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
30
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline
(or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).

Notes to Financial Statements
(continued)

Notes to Financial Statements
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For the period January 24, 2026 through April 30, 2026, the Fund paid BFA a total of $498,591, which is included in investment advisory fees in the Statement of Operations.
Prior to January 24, 2026, Managed Account Series II (the "Predecessor Trust"), on behalf of the Predecessor Fund, had entered into an Investment Advisory Agreement with BAL, the Predecessor Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, provided investment advisory services. BAL was responsible for the management of the Predecessor Fund’s portfolio and provided the personnel, facilities, equipment and certain other services necessary to the operations of the
Predecessor Fund. For such services, the Predecessor Fund paid BAL a monthly fee at an annual rate equal to the following percentages of the average daily value of the
Predecessor Fund’s net assets:
For the period May 1, 2025 through January 23, 2026, the Predecessor Fund paid BAL a total of $1,278,202, which is included in investment advisory fees in the Statement of Operations.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA and BAL, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Service and Distribution Fees:  Prior to January 24, 2026, the Predecessor Trust, on behalf of the Predecessor Fund, had entered into a Distribution and Service Plan with BRIL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Predecessor Fund paid BRIL service and distribution fees. The fees were accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Predecessor Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provided shareholder servicing and distribution services to the Predecessor Fund. The service and/or distribution fee compensated BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the period May 1, 2025 through January 23, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the
Predecessor Fund:
Transfer Agent: Prior to January 24, 2026, pursuant to written agreements, certain financial intermediaries, some of which may have been affiliates, provided the Predecessor
Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities received an asset-based fee or an annual fee per shareholder account, which varied depending on share class and/or net assets. For the period May 1, 2025 through January 23, 2026, the Predecessor Fund did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion
....................................................................................................
0.40%
$1 billion - $3 billion
.................................................................................................
0.38
$3 billion - $5 billion
................................................................................................
0.36
$5 billion - $10 billion
................................................................................................
0.35
Greater than $10 billion
..............................................................................................
0.34
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion
....................................................................................................
0.40%
$1 billion - $3 billion
.................................................................................................
0.38
$3 billion - $5 billion
................................................................................................
0.36
$5 billion - $10 billion
................................................................................................
0.35
Greater than $10 billion
..............................................................................................
0.34
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 24,395 $ 4,600 $ 28,995

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
32
Prior to January 24, 2026, BAL maintained a call center that was responsible for providing certain shareholder services to the Predecessor Fund. Shareholder services included responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period May 1, 2025 through January 23, 2026, the
Predecessor Fund reimbursed BAL the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the period May 1, 2025 through January 23, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Predecessor
Fund:
Other Fees: For the period May 1, 2025 through January 23, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares for a total of $1,068 .
Expense Limitations, Waivers and Reimbursements: BFA has contractually agreed to waive a portion of its investment advisory fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its investment advisory fees to the Fund by an amount equal to the aggregate
Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period January 24, 2026 through April 30,
2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Prior to January 24, 2026, with respect to the Predecessor Fund, BAL contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Predecessor Fund paid to BAL indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.
The contractual agreement could have been terminated upon 90 days’ notice by a majority of the trustees who were not “interested persons” of the Predecessor Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below was reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Investment Adviser in the Statement of Operations. For the period May 1, 2025 through January 23, 2026, there were no fees waived and/or reimbursed by the Investment Adviser pursuant to this agreement.
Prior to January 24, 2026, with respect to the Predecessor Fund, BAL contractually agreed to waive its investment advisory fee with respect to any portion of the Predecessor
Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that had a contractual management fee through June 30,
2026. The contractual agreement may have been terminated upon 90 days' notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. For the period May 1, 2025 through January 23, 2026, there were no fees waived and/or reimbursed by the Investment Adviser pursuant to this arrangement.
Effective December 1, 2025 through January 23, 2026, with respect to the Predecessor Fund, BAL had also voluntarily agreed to waive a portion of its service and distribution fees. These amounts are reported in the Statement of Operations as service and distribution fees waived and/or reimbursed by the Investment Adviser - class specific. For the period May 1, 2025 through January 23, 2026, the amount waived as follows:
Prior to January 24, 2026, with respect to the Predecessor Fund, BAL had contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). For the period May 1,
2025 through January 23, 2026, expense limitations as a percentage of average daily net assets are as follows:
BAL had agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Predecessor Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. For the period May 1, 2025 through January 23, 2026,
BAL waived and/or reimbursed investment advisory fees of $166,863, which is included in fees waived and/or reimbursed by the Investment Adviser in the Statement of
Operations.
Fund Name Institutional Investor A Investor C Total
iShares Securitized Income Active ETF ............................................................ $ 1,230 $ 402 $ 61 $ 1,693
Institutional Investor A Investor C Total
Transfer agent fees - class specific ....................................................... $ 173,406 $ 9,701 $ 1,002 $ 184,109
Share Class Amount Waived
Investor A
.................................................................................
$ 4,701
Investor C
.................................................................................
882
$ 5,583
Share Class Expense Limitation
Institutional
.....................................................................................................
0.45%
Investor A
......................................................................................................
0.70
Investor C
.....................................................................................................
1.45

Notes to Financial Statements
(continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Investment Adviser are included in transfer agent fees waived and/or reimbursed by the Investment Adviser —
class specific in the Statement of Operations. For the period May 1, 2025 through January 23, 2026, class specific expense waivers and/or reimbursements were as follows:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended April 30, 2026, purchases and sales related to mortgage dollar rolls were $339,894,638 and $339,964,176, respectively.
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
(a) Amounts available to offset future realized capital gains.
(b) The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income and the accounting for swap agreements.
Share Class
Transfer Agent Fees
Waived and/or Reimbursed
by the Investment Adviser -
Class Specific
Institutional ....................................................................................................... $ 167,723
Investor A ........................................................................................................ 9,535
Investor C ........................................................................................................ 994
$ 178,252
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
iShares Securitized Income Active ETF ....................................... $ 530,254,513 $ 586,982,430 $ 557,186,358 $ 292,964,836
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
iShares Securitized Income Active ETF ............................................................ $ (308,093) $ 308,093
Fund Name
Year Ended
04/30/26
Year Ended
04/30/25
iShares Securitized Income Active ETF
Ordinary income ...................................................................................... $ 23,616,687 $ 24,317,118
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iShares Securitized Income Active ETF .......................................... $ 2,850,031 $ (32,409,621) $ (1,007,674) $ (30,567,264)

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
34
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
Effective April 9, 2026, The Trust, on behalf of the Fund , along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of
(x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.
The agreement expires in April 2027 unless extended or renewed. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period April 9, 2026 through April 30, 2026, the Fund did not borrow under the credit agreement.
Prior to January 24, 2026, the Predecessor Trust, on behalf of the Predecessor Fund, along with certain other funds managed by BAL and its affiliates (“Participating Funds”), was party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Predecessor Fund could borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Predecessor Fund, could borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement had the following terms:
a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) OBFR (but, in any event, not less than 0.00%) on the date the loan was made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or
(c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan was made plus 0.10% and (y) 0.80% per annum. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the period May 1, 2025 through
January 23, 2026, the Predecessor Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iShares Securitized Income Active ETF ................................... $ 634,021,391 $ 9,854,676 $ (10,862,350) $ (1,007,674)

Notes to Financial Statements
(continued)

Notes to Financial Statements
margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares for the Fund and each share class of the Predecessor Fund were as follows:
Period from 01/24/26 to 4/30/26
Fund Name
Shares Amount
iShares Securitized Income Active ETF
(a)
Shares sold
...............................................................................
3,500,000 $ 175,207,259
Shares issued in reorganization
..................................................................
9,168,882 458,444,100
Shares redeemed
...........................................................................
(800,000) (39,717,646)
11,868,882 $ 593,933,713

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
36
(a)
See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Period from
05/01/25 to
01/23/26
Year Ended
04/30/25
Predecessor Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Securitized Income Fund
(a)
Institutional
Shares sold .............................................
9,941,492 $ 89,806,977 12,660,272 $ 113,070,247
Shares issued in reinvestment of distributions ........................
1,816,248 16,448,640 2,479,713 22,186,691
Shares converted in reorganization ..............................
(49,074,229) (445,701,950) — —
Shares redeemed .........................................
(5,110,333) (46,204,146) (14,258,562) (127,649,155)
(42,426,822) $ (385,650,479) 881,423 $ 7,607,783
Investor A
Shares sold and automatic conversion of shares .......................
406,02 3 $ 3,652,183 905,749 $ 8,119,466
Shares issued in reinvestment of distributions ........................
52,38 1 473,319 75,002 669,545
Shares converted in reorganization ..............................
(1,351,950) (12,254,750) — —
Shares redeemed .........................................
(767,639) (6,899,158) (951,946) (8,509,676)
(1,661,185) $ (15,028,406) 28,805 $ 279,335
Investor C
Shares sold .............................................
1,243 $ 11,285 17,068 $ 151,381
Shares issued in reinvestment of distributions ........................
2,45 6 22,203 4,209 37,546
Shares converted in reorganization ..............................
(53,743) (487,400) — —
Shares redeemed and automatic conversion of shares ..................
(20,874) (189,215) (64,510) (577,779)
(70,91 8 ) $ (643,127) (43,233) $ (388,852)
(32,290,04 3 ) $ 192,611,701 866,995 $ 7,498,266

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of iShares Securitized Income Active ETF and the Board of Trustees of BlackRock ETF Trust II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of iShares Securitized Income Active ETF (formerly BlackRock U.S. Mortgage Portfolio) (the “Fund”), including the schedule of investments, as of April 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2026
BlackRock Annual Financial Statements and Additional Information
38
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April
30, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2026:
Fund Name Federal Obligation Interest
iShares Securitized Income Active ETF .................................................................................... $ 590,383
Fund Name Interest Dividends
iShares Securitized Income Active ETF .................................................................................... $ 24,382,171
Fund Name
Interest-Related
Dividends
iShares Securitized Income Active ETF .................................................................................... $ 22,268,247

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Additional Information
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
40
Fund and Service Providers
Manager
BlackRock Fund Advisors
San Francisco, CA 94105
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Administrator, Custodian and Transfer Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on June 5, 2025 (the
“Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of iShares
Securitized Income Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment adviser.
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreement. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (f) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including, among other things, (a) fees and estimated expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of
Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (d) information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to
BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-
house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board concluded that the scope of BlackRock’s services to be provided to the
Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board received information regarding the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also considered information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-
Income Complex concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board considered BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators and stock exchanges; (iv)
overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v)
organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The

Disclosure of Investment Advisory Agreement
(continued)
2026
BlackRock Annual Financial Statements and Additional Information
42
Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
In their capacity as members of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex, the Board Members, including the
Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated
Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s proposed contractual advisory fee rate, noting that the Agreement provides for a unitary fee structure that includes advisory and administration services. Under the unitary fee structure, the Fund will pay a single fee to BlackRock and BlackRock will pay all operating expenses of the Fund, except the advisory fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses.
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Broadridge peer group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
In addition, the Board, including the Independent Board Members, considered the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, compared to its Broadridge peer group. The estimated total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers, and the estimated actual management fee rate gives effect to any management fee reimbursements or waivers. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s proposed contractual management fee rate ranked in the second quartile, and that the Fund’s estimated actual management fee rate and estimated total expense ratio would each rank in the second quartile relative to the Fund’s Broadridge peer group. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The
Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock Fixed-Income Complex. As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. The Board also considered
BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law,
BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
Conclusion
The Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the
Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2026
BlackRock Annual Financial Statements and Additional Information
44
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock ETF Trust II

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock ETF Trust II

Date: June 23, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: June 23, 2026